    As filed with the Securities and Exchange Commission on November 7, 1997

                               Securities Act Registration Statement No. 2-91889
                                Investment Company Act Registration No. 811-4060
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549
                                 -------------------

                                      FORM N-1A
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              / /
                             PRE-EFFECTIVE AMENDMENT NO.                     / /
                           POST-EFFECTIVE AMENDMENT NO. 22                   /X/
                                       AND/OR
                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940                   / /
                                    AMENDMENT NO. 23                         /X/
                           (Check appropriate box or boxes)
                                 -------------------
                               CASH ACCUMULATION TRUST
                  (Exact name of registrant as specified in charter)

                               840 NEWPORT CENTER DRIVE
                               NEWPORT BEACH, CA 92660
                 (Address of Principal Executive Offices) (Zip Code)
                                 -------------------
         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (714) 760-4867

                             NEWTON B. SCHOTT, JR., ESQ.
                                 2187 ATLANTIC STREET
                             STAMFORD, CONNECTICUT  06902

                  (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                                      COPIES TO:

          J.B. KITTREDGE, ESQ.                        S. JANE ROSE, ESQ.
              ROPES & GRAY                           GATEWAY CENTER THREE
        ONE INTERNATIONAL PLACE                       100 MULBERRY STREET
      BOSTON, MASSACHUSETTS  02110               NEWARK, NEW JERSEY  07102-4077

                    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                         DATE OF THE REGISTRATION STATEMENT.

                IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                               (CHECK APPROPRIATE BOX):

              / /       immediately upon filing pursuant to paragraph (b)
              / /       on (date) pursuant to paragraph (b)
              / /       60 days after filing pursuant to paragraph (a)(1)
              / /       on (date) pursuant to paragraph (a)(1)
              /X/       75 days after filing pursuant to paragraph (a)(2)
              / /       on (date) pursuant to paragraph (a)(2) of Rule 485.

         If appropriate, check the following box:
              / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of beneficial interest, par value $.0.00001 per share. The Registrant filed a notice under such Rule for its fiscal year ended September 30, 1996 on November 27, 1996.

--------------------------------------------------------------------------------

                                CROSS REFERENCE SHEET
                              (as required by Rule 495)


N-1A ITEM NO.                                    LOCATION IN EACH PROSPECTUS
-------------                                    ---------------------------

PART A
Item  1.   Cover Page. . . . . . . . . . . . . . Cover Page
Item  2.   Synopsis. . . . . . . . . . . . . . . Fund Expenses; Trust
                                                 Highlights
Item  3.   Condensed Financial Information . . . Fund Expenses; Financial
                                                 Highlights (National Money
                                                 Market Fund Only); Calculation
                                                 of Yield
Item  4.   General Description of Registrant . . Cover Page; Trust Highlights;
                                                 How the Fund Invests; General
                                                 Information
Item  5.   Management of the Fund. . . . . . . . Fund Expenses; Financial
                                                 Highlights (National Money
                                                 Market Fund Only); How the
                                                 Fund is Managed; General
                                                 Information
Item  5A.  Management's Discussion of Fund
           Performance . . . . . . . . . . . . . Not Applicable
Item  6.   Capital Stock and Other Securities. . Taxes, Dividends and
                                                 Distributions; General
                                                 Information
Item  7.   Purchase of Securities Being
           Offered . . . . . . . . . . . . . . . Shareholder Guide; How the
                                                 Fund Values its Shares
Item  8.   Redemption or Repurchase. . . . . . . Shareholder Guide; How the
                                                 Fund Values its Shares;
                                                 General Information
Item  9.   Pending Legal Proceedings . . . . . . Not Applicable


PART B                                           LOCATION IN COMBINED STATEMENT
                                                 OF ADDITIONAL INFORMATION
                                                 ------------------------------
Item 10.   Cover Page. . . . . . . . . . . . . . Cover Page
Item 11.   Table of Contents . . . . . . . . . . Table of Contents
Item 12.   General Information and History . . . General Information
Item 13.   Investment Objectives and Policies. . Investment Objective and
                                                 Policies; Investment
                                                 Restrictions
Item 14.   Management of the Fund. . . . . . . . Trustees and Officers;
                                                 Manager; Distributor
Item 15.   Control Persons and Principal
           Holders of Securities . . . . . . . . Trustees and Officers
Item 16.   Investment Advisory and Other
           Services. . . . . . . . . . . . . . . Manager; Distributor;
                                                 Custodian, Transfer and
                                                 Shareholder Servicing Agent
                                                 and Independent Accountants
Item 17.   Brokerage Allocation and Other
           Practices . . . . . . . . . . . . . . Portfolio Transactions
Item 18.   Capital Stock and Other Securities. . Not Applicable
Item 19.   Purchase, Redemption and Pricing
           of Securities Being Offered . . . . . Net Asset Value; Purchase of
                                                 Shares
Item 20.   Tax Status. . . . . . . . . . . . . . Taxes
Item 21.   Underwriters. . . . . . . . . . . . . Distributor
Item 22.   Calculation of Performance Data . . . Calculation of Yield
Item 23.   Financial Statements. . . . . . . . . Financial Statements


PART C
           Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

CASH ACCUMULATION TRUST


National Money Market Fund
--------------------------------------------------------------------------------

Prospectus dated December 22, 1997
--------------------------------------------------------------------------------

The National Money Market Fund (the Fund) is one of two series of the Cash Accumulation Trust (the Trust), an open-end, diversified, management investment company, or mutual fund. The Fund offers investors an efficient and economical means of investing in a professionally managed portfolio of high quality money market instruments. The investment objective of the Fund is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies."

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SEE "HOW THE FUND VALUES ITS SHARES."

The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

This Prospectus sets forth concisely the information about the Trust and the Fund that a prospective investor ought to know before investing. Additional information about the Trust and the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated December 22, 1997, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Trust at the address or telephone number noted above.

--------------------------------------------------------------------------------
INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
REFERENCE.
--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                   TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

    The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.


WHAT IS THE CASH ACCUMULATION TRUST?

    The Cash Accumulation Trust (the Trust) is a mutual fund whose shares are offered in two series, each of which operates as a separate fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Trust is an open-end, diversified, management investment company. Only shares of the National Money Market Fund (the Fund) are offered through this Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund's investment objective is current income to the extent consistent with preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies" at page __.

WHAT ARE THE FUND'S RISK FACTORS AND SPECIAL CHARACTERISTICS?

    It is anticipated that the net asset value of the Fund will remain constant at $1.00 per share, although this cannot be assured. In order to maintain such constant net asset value, the Fund will value its portfolio securities at amortized cost. While this method provides certainty in valuation, it may result in periods during which the value of a security in the Fund's portfolio, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold such security. See "How the Fund Values its Shares" at page
__.

    The Fund may invest in foreign securities without limit. Investing in securities of foreign companies and countries involves certain considerations and risks not typically associated with investing in securities of domestic companies. See "How the Fund Invests--Investment Objective and Policies--Risks of Investing in Foreign Securities" at page __.

WHO MANAGES THE FUND?

    Prudential Investments Fund Management LLC (PIFM or the Manager) is the Manager of the Fund and is compensated for its services at an annual rate of the average daily net assets of the Fund of .390% of the first $1 billion of net assets; .375% of the next $500 million of net assets; .350% of the next $500 million of net assets; and .325% of net assets in excess of $2 billion. As of November 30, 1997, PIFM served as manager or administrator to __ investment companies, including __ mutual funds, with aggregate assets of approximately $____ billion. The Prudential Investment Corporation (PIC), doing business as Prudential Investments (PI, the Subadviser or the investment adviser), furnishes investment advisory services in connection with the management of the Fund under a Subadvisory Agreement with PIFM. See "How the Fund is Managed--Manager" at page __.

WHO DISTRIBUTES THE FUND'S SHARES?

    Prudential Securities Incorporated (Prudential Securities), a major securities underwriter and securities and commodities broker, acts as the Distributor of the Fund's shares. The Trust reimburses Prudential Securities for expenses related to the distribution of the Fund's shares at an annual rate of up to .10 of 1% of the average daily net assets of the shares of the Fund. See "How the Fund is Managed--Distributor" at page __.

WHAT IS THE MINIMUM INVESTMENT?

    There are no minimum investment requirements. See "Shareholder Guide--How to Buy Shares of the Fund" at page__ and "Shareholder Guide--Shareholder Services" at page__.

HOW DO I PURCHASE SHARES?

    Shares of the Fund are offered to investment advisory clients of Prudential Securities that participate in any of the following managed account programs sponsored by Prudential Securities: Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS), Managed Assets Consulting Services--Custom Services (MACS--CS) and Prudential Securities Investment Supervisory Group. Prudential Securities will purchase shares on behalf of these clients each business day pursuant to automatic purchase procedures. See "Shareholder Guide--How to Buy Shares of the Fund" at page __.

HOW DO I SELL MY SHARES?

    Prudential Securities will redeem shares on behalf of participating clients each business day at the current net asset value (NAV) next determined pursuant to automatic redemption procedures. In addition, you may redeem shares of the fund at any time at the nav next determined by instructing your Prudential
Securities financial adviser.   See "Shareholder Guide--How to Sell Your
Shares" at page __.

HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

    The Fund expects to declare daily and pay monthly dividends of net investment income and short-term capital gains, if any. Dividends and distributions will be automatically reinvested in additional shares of the Fund at net asset value unless Prudential Securities has requested on your behalf that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page __.

--------------------------------------------------------------------------------
                                    FUND EXPENSES
--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES

     Maximum Sales Load Imposed on Purchases. . . . . . . . . . .    None
     Maximum Sales Load Imposed on Reinvested Dividends . . . . .    None
     Maximum Deferred Sales Load. . . . . . . . . . . . . . . . .    None
     Redemption Fees. . . . . . . . . . . . . . . . . . . . . . .    None
     Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . .    None

ANNUAL FUND OPERATING EXPENSES*
(as a percentage of average net assets)

     Management Fees. . . . . . . . . . . . . . . . . . . . . . .    .39%
     12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . .    .10
     Other Expenses . . . . . . . . . . . . . . . . . . . . . . .    .13
                                                                     ---
     Total Fund Operating Expenses. . . . . . . . . . . . . . . .    .62%
                                                                     ---
                                                                     ---
EXAMPLE

                                                                       1 year    3 years    5 years    10 years
                                                                       ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
    of each time period:                                                $6        $20        $35        $77

The above example is restated based on expenses expected to have been incurred if PIFM, PI and PMFS had served as Manager, Subadviser and Transfer Agent, respectively, during the fiscal year ended September 30, 1997. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Fund, such as Trustees' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees.

------------------------------------
* Actual expenses for the fiscal year ended September 30, 1997 were .65% of 1%, including a management fee payable to the predecessor investment adviser of .42 of 1%, 12b-1 fees payable to the predecessor distributor of .10 of 1% and other expenses of .13 of 1% of the average net assets of the Fund.

--------------------------------------------------------------------------------
                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH OF THE INDICATED YEARS)

    [FINANCIAL HIGHLIGHTS TO BE COMPLETED IN A RULE 485(b)(I)(iii) FILING AS PERMITTED BY RULE 485(d)(2)]

--------------------------------------------------------------------------------
                                 CALCULATION OF YIELD
--------------------------------------------------------------------------------

    THE FUND CALCULATES ITS "CURRENT YIELD" based on the net change, exclusive of realized and unrealized capital gains or losses, in the value of a hypothetical account over a seven calendar day base period. THE FUND ALSO CALCULATES ITS "EFFECTIVE ANNUAL YIELD" assuming weekly compounding. The following is an example of the current and effective annual yield calculations as of September 30, 1997:

         Value of hypothetical account at end of period . . . . $
                                                                 -----------
         Value of hypothetical account at beginning of period .  1.000000000
         Base period return . . . . . . . . . . . . . . . . . . $
                                                                  -----------
                                                                  -----------
         CURRENT YIELD (._________ x (365/7)) . . . . . . . . .             %
                                                                        ----
         EFFECTIVE ANNUAL YIELD, assuming weekly compounding. .             %
                                                                        ----
    THE YIELD WILL FLUCTUATE FROM TIME TO TIME AND DOES NOT INDICATE FUTURE PERFORMANCE.

    The weighted average life to maturity of the Fund on September 30, 1997 was __ days.

    Yield is computed in accordance with a standardized formula described in the Statement of Additional Information. In addition, comparative performance information may be used from time to time in advertising or marketing the shares of the Fund, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

--------------------------------------------------------------------------------
                                 HOW THE FUND INVESTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

    THE INVESTMENT OBJECTIVE OF THE FUND IS CURRENT INCOME TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. THE FUND PURSUES ITS INVESTMENT OBJECTIVE THROUGH THE INVESTMENT POLICIES DESCRIBED BELOW. THERE CAN BE NO ASSURANCE THAT THIS OBJECTIVE WILL BE ACHIEVED.

    THE FUND'S INVESTMENT OBJECTIVE IS A FUNDAMENTAL POLICY AND, THEREFORE, MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SECURITIES, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE INVESTMENT COMPANY ACT). THE FUND'S POLICIES THAT ARE NOT FUNDAMENTAL MAY BE MODIFIED BY THE BOARD OF TRUSTEES.

    THE ASSETS OF THE FUND WILL BE INVESTED IN HIGH QUALITY MONEY MARKET INSTRUMENTS MATURING IN THIRTEEN MONTHS OR LESS, AND THE DOLLAR-WEIGHTED AVERAGE MATURITY OF THE PORTFOLIO OF THE FUND WILL BE 90 DAYS OR LESS. The Fund also may hold cash reserves as the investment adviser deems necessary for temporary defensive purposes.

    In selecting portfolio securities for investment by the Fund, the investment adviser considers ratings assigned by major rating services, information concerning the financial history and condition of the issuer and its revenue and expense prospects. The Board of Trustees monitors the credit quality of securities purchased for the Fund's portfolio. If a portfolio security held by the Fund is assigned a lower rating or ceases to be rated, the investment adviser under the supervision of the Board of Trustees will promptly reassess whether that security presents minimal credit risks and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents minimal credit risks or is in default, the Fund will dispose of the security as soon as reasonably practicable unless the Board of Trustees determines that to do so is not in the best interest of the Fund and its shareholders.

    The Fund utilizes the amortized cost method of valuation in accordance with regulations of the Securities and Exchange Commission (SEC). See "How the Fund Values its Shares." Accordingly, the Fund will limit its portfolio investments to those instruments which present minimal credit risks and which are of "eligible quality," as determined by the Fund's investment adviser under the supervision of the Board of Trustees. "Eligible quality," for this purpose, means (i) a security rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations assigning a rating to the security or issuer (or, if only one such rating organization assigned a rating, that rating organization) or (ii) an unrated security deemed of comparable quality by the Fund's investment adviser under the supervision of the Board of Trustees.

    As long as the Fund utilizes the amortized cost method of valuation, it will also comply with certain diversification requirements and will invest no more than 5% of its total assets in "second-tier securities," with no more than 1% of the Fund's assets in any one issuer of a second-tier security. A "second-tier security," for this purpose, is a security of "eligible quality" that does not have the highest rating from at least two rating organizations assigning a rating to that security or issuer (or, if only one rating organization assigned a rating, that rating organization) or an unrated security that is deemed of comparable quality by the Fund's investment adviser under the supervision of the Trust's Board of Trustees.

    UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST ITS ASSETS IN HIGH QUALITY U.S. DOLLAR-DENOMINATED MONEY MARKET OBLIGATIONS OF DOMESTIC AND FOREIGN ISSUERS AND U.S. GOVERNMENT AND FINANCIAL INSTITUTION OBLIGATIONS DESCRIBED BELOW. There is no limitation on the percentage of the Fund's assets that may be invested in each of these categories. In addition, the Fund may utilize the investment techniques described below under "Other Investments and Policies."

    U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

    U.S. TREASURY OBLIGATIONS. The Fund may invest in U.S. Treasury obligations, including bills, notes, bonds and other debt obligations issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

    OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Fund may also invest in obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Instruments in which the Fund may invest which are not backed by the full faith and credit of the United States include obligations issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), the Resolution Funding Corporation, the Student Loan Marketing Association, the Tennessee Valley Authority and the Bank for Cooperatives, each of which has the right to borrow under certain circumstances from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency.

    The Fund may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. See "Investment Objectives and Policies--Obligations Issued or Guaranteed by the U.S. Government, its Agencies and Instrumentalities" in the Statement of Additional Information.

    FINANCIAL INSTITUTION OBLIGATIONS. The Fund may invest in obligations (including certificates of deposit and bankers' acceptances) of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are U.S. dollars deposited in branches of banks outside the United States.

    ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by assets backing the securities.

    OTHER MONEY MARKET INSTRUMENTS. The Fund may invest in commercial paper, variable amount demand master notes, funding agreements, bills, notes and other obligations issued by a U.S. company, a foreign company or foreign governments, their agencies and instrumentalities, maturing in thirteen months or less, denominated in U.S. dollars, which, at the date of investment, are of "eligible quality." If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth above under "Financial Institution Obligations." If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of comparable quality, as determined by the Fund's investment adviser under the supervision of the Trust's Board of Trustees. In the case of instruments issued by foreign companies or governments, the Fund will only invest in instruments which are not currently subject to foreign withholding taxes.

    RISKS OF INVESTING IN FOREIGN SECURITIES. There is no limitation on the percentage of the Fund's assets that may be invested in foreign securities. Since the portfolio of the Fund may contain obligations of foreign issuers, an investment in the Fund involves certain risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Fund, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and such issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Trust to obtain or to enforce a judgment against the issuers of such securities.

GENERAL POLICIES

FLOATING RATE AND VARIABLE RATE SECURITIES
    The Fund may purchase "floating rate" and "variable rate" obligations. The interest rates on such obligations fluctuate generally with changes in market interest rates, and in some cases, the Trust is able to demand repayment of the principal amount of such obligations at par plus accrued interest. For additional information concerning variable rate and floating rate obligations, see "Investment Objective and Policies" in the Statement of Additional Information.

FIRM COMMITMENTS (WHEN ISSUED AND DELAYED DELIVERY SECURITIES)
    The Fund may purchase securities through firm commitment arrangements with domestic commercial banks and registered broker-dealers. The Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Fund's Manager determines present minimal credit risks. See "Firm Commitments" in the Statement of Additional Information.

PLEDGING OF ASSETS AND BORROWING
    The Fund may borrow (including through entering into reverse repurchase agreements) up to and including 10% of the value of its total assets taken at cost for temporary or emergency purposes. The Fund may pledge up to and including 10% of its net assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS
    The Fund may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Trust's Custodian, either physically or in a book-entry account.

    The Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Trust's Board of Trustees. The Fund's investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Trustees. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss. If the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Trust is unsettled. As a result, under these extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.

    Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Trust's Custodian will maintain in a segregated account cash, or other liquid assets, maturing not later than the expiration of the reverse repurchase agreements and having a value equal to or greater than such commitments.

ILLIQUID SECURITIES
    The Fund may hold up to 10% of its total assets in illiquid securities, including securities with legal or contractual restrictions on resale (restricted securities), securities that are not readily marketable in securities markets either within or outside of the United States, privately placed commercial paper and repurchase agreements which have a maturity of longer than seven days. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. Investing in Rule 144A securities could, however, have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing these securities. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

SECURITIES OF OTHER INVESTMENT COMPANIES
    The Fund may invest in the securities of other money market funds registered under the Investment Company Act. See "Investment Objective and Policies--Securities of Other Investment Companies" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES
    The Fund may lend its portfolio securities to broker-dealers under contracts calling for collateral in U.S. Government Securities or cash equal to at least 100% of the market value of the securities loaned. The Fund will continue to benefit from interest on the securities loaned and will also receive either interest, through investment of cash collateral in the Fund's permissible investments, or lending fees, if the collateral is U.S. Government Securities. The Fund would normally pay lending fees to the lending broker-dealer. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund.


INVESTMENT RESTRICTIONS

    The Fund is subject to certain investment restrictions, which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                               HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------

    THE TRUST HAS A BOARD OF TRUSTEES WHICH, IN ADDITION TO OVERSEEING THE ACTIONS OF THE FUND'S MANAGER AND SUBADVISER AND THE TRUST'S DISTRIBUTOR, AS SET FORTH BELOW, DECIDES UPON MATTERS OF GENERAL POLICY. THE TRUST'S OFFICERS CONDUCT AND SUPERVISE THE DAILY BUSINESS OPERATIONS OF THE TRUST. THE FUND'S SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

    Certain changes in the management and operation of the Fund became effective in December 1997, including, among other things, the appointment of the Manager, the Subadviser, the Distributor, the Transfer Agent, and the Custodian, as well as their related agreements.

    For the fiscal year ended September 30, 1997, total expenses for the Fund's shares as a percentage of average net assets were .65 of 1%. For the same period, total expenses would have been .62 of 1% had the current management, distribution and subadvisory contacts been in effect. See "Financial Highlights."

MANAGER

    PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE FUND AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF THE AVERAGE DAILY NET ASSETS OF THE FUND OF .390% OF THE FIRST $1 BILLION OF NET ASSETS;
 .375% OF THE NEXT $500 MILLION OF NET ASSETS; .350% OF THE NEXT $500 MILLION OF NET ASSETS; AND .325% OF NET ASSETS IN EXCESS OF $2 BILLION. PIFM is organized in New York as a limited liability company. It is the successor of Prudential Mutual Fund Management, Inc., which transferred its assets to PIFM in September 1996. For the fiscal year ended September 30, 1997, the Fund would have paid management fees to PIFM of .39% of its average daily net assets had the current Management Agreement been in effect. See "Manager" in the Statement of Additional Information.

    As of September 30, 1997, PIFM served as the manager to 41 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $59.9 billion.

    As of September 30, 1997, PIFM served as the manager to 41 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $59.9 billion.

    UNDER THE MANAGEMENT AGREEMENT WITH THE TRUST, PIFM MANAGES THE INVESTMENT OPERATIONS OF THE FUND AND ALSO ADMINISTERS THE TRUST'S BUSINESS AFFAIRS. See "Manager" in the Statement of Additional Information.

    UNDER A SUBADVISORY AGREEMENT BETWEEN PIFM AND THE PRUDENTIAL INVESTMENT CORPORATION (PIC), DOING BUSINESS AS PRUDENTIAL INVESTMENTS (PI, THE SUBADVISER OR THE INVESTMENT ADVISER), PI FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE TRUST AND IS REIMBURSED BY PIFM FOR ITS REASONABLE COSTS AND EXPENSES INCURRED IN PROVIDING SUCH SERVICES. Under the Management Agreement, PIFM continues to have responsibility for all investment advisory services and supervises PIC's performance of such services.

    PIFM and PIC are wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR

    PRUDENTIAL SECURITIES INCORPORATED (PRUDENTIAL SECURITIES OR THE DISTRIBUTOR), ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS A CORPORATION ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND SERVES AS THE TRUST'S DISTRIBUTOR. IT IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.

    UNDER A DISTRIBUTION PLAN (THE PLAN) ADOPTED BY THE TRUST UNDER RULE 12b-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AND SERVICE AGREEMENT (THE DISTRIBUTION AGREEMENT), THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE FUND'S SHARES. These expenses include account servicing fees paid to, or on account of, financial advisers of Prudential Securities and representatives of Pruco Securities Corporation (Prusec), an affiliated broker-dealer, account servicing fees paid to, or on account of, other broker-dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of Prudential Securities and Prusec associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

    UNDER THE PLAN, THE FUND REIMBURSES THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED EXPENSES AT A MAXIMUM ANNUAL RATE OF .10 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE FUND'S SHARES. Account servicing fees are paid based on the average balance of the Fund's shares held in the accounts of the customers of financial advisers. The entire distribution fee may be used to pay account servicing fees.

    The Plan provides that it shall continue in effect from year to year provided that each such continuance is approved annually by a majority vote of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan. The Board of Trustees is provided with and reviews quarterly reports of expenditures under the Plan.

    In addition to distribution and service fees paid by the Fund under the Plan, the Manager (or one of its affiliates) may make payments out of its own resources to dealers (including Prudential Securities) and other persons who distribute shares of the Fund. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

PORTFOLIO TRANSACTIONS

    Prudential Securities may also act as a broker for the Fund, provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND SHAREHOLDER SERVICING AGENT

    State Street Bank and Trust Company (State Street), One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.

    Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and as Shareholder Servicing Agent and in those capacities maintains certain books and records for the Trust. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

--------------------------------------------------------------------------------
                            HOW THE FUND VALUES ITS SHARES
--------------------------------------------------------------------------------

    THE FUND'S NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING
ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. THE BOARD OF TRUSTEES HAS FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE NAV TO BE 4:30 P.M., NEW YORK TIME, ON EACH DAY THE FUND IS OPEN FOR BUSINESS. The Fund is open for business each day that the New York Stock Exchange is open for trading. The Fund will compute its NAV once daily on each of its business days, except days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not materially affect the net asset value.

    The Fund determines the value of its portfolio securities by the amortized cost method. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During these periods, the yield to an existing shareholder may differ somewhat from that which could be obtained from a similar fund which marks its portfolio securities to market each day. For example, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a given day, a prospective investor in the Fund would be able to obtain a somewhat higher yield and existing shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the net asset value of the shares of the Fund at $1.00 per share. See "Net Asset Value" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                          TAXES, DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


TAXATION OF THE FUND

    The Fund has elected to qualify and intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Accordingly, the Fund will not be subject to federal income taxes on its net investment income and net capital gains, if any, that it distributes to its shareholders provided that it distributes to shareholders each year at least 90% of such income. If the Fund defers until the subsequent calendar year the distribution of more than a minimal amount of income, it will be subject to a 4% nondeductible excise tax on the deferred distribution. The Fund intends to make timely and complete distributions in order to avoid any such taxes.

TAXATION OF SHAREHOLDERS

    All dividends out of net investment income, together with distributions of net short-term gains (I.E., the excess of net short-term capital gains over net long-term capital losses), will be taxable to shareholders as ordinary income whether or not reinvested. The Fund does not anticipate realizing long-term capital gains. However, to the extent the Fund does recognize long-term capital gains, the Fund intends to declare capital gains distributions to the extent of its net capital gains (I.E., the excess of net long-term capital gains over net short-term capital losses). Capital gains distributions, if any, are taxable to shareholders as net long-term capital gains, regardless of the length of time a shareholder has owned his or her shares.

    It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as a short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less.

    Dividends and distributions may be subject to state and local taxes. Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

WITHHOLDING TAXES

    Under the Internal Revenue Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, capital gain income and redemption proceeds on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. However, dividends of net investment income (and net short-term capital gains) paid to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

DIVIDENDS AND DISTRIBUTIONS

    NET INVESTMENT INCOME AND NET REALIZED SHORT-TERM CAPITAL GAINS, IF ANY, OF THE FUND WILL BE DECLARED AS A DIVIDEND DAILY IMMEDIATELY PRIOR TO THE CALCULATION OF THE FUND'S NET ASSET VALUE AS OF 4:30 P.M., NEW YORK TIME. Net investment income of the Fund (from the time of the immediately preceding declaration) consists of interest accrued or discount earned (including both original issue and market discount) on the obligations in the Fund, less amortization of premium and the estimated expenses of the Fund applicable to that dividend period. The Fund does not expect to realize long-term capital gains or losses.

    The net investment income of the Fund for dividend purposes is determined on a daily basis. Each such dividend will be payable to shareholders of record at the time of its declaration (including for this purpose holders of shares purchased, but excluding holders of shares redeemed as of 4:30 P.M., New York time on that day). Dividends declared are accrued throughout the month and are distributed in the form of full and fractional shares. Shareholders may receive cash payments from the Fund equal to the dividends earned during the month by notifying PMFS at least five business days prior to the payable date. Cash distributions are paid by check within five business days after the dividend payment date. Dividends are reinvested at the net asset value determined as of 4:30 P.M., New York time, on the day of payment. If the entire amount in an account is redeemed at any time during a month, all dividends accrued with respect to that account during that month are paid to the investor at the NAV as of 4:30 P.M., New York time, on the date of redemption.

    The calculation of net investment income for dividend purposes is made immediately prior to the calculation of net asset value at 4:30 P.M., New York time. In the case of a purchase order that occurs as of 4:30 P.M., New York time (the funds are received that day), a shareholder begins to earn dividends declared on that day.

    The Fund will not accept purchase and redemption orders after 4:30 P.M., New York time. If a redemption request is received prior to 4:30 P.M., New York time, the shareholder does not earn a dividend on that day but the redemption proceeds are wired on that day.

    Net income earned on Saturdays, Sundays and holidays is accrued in calculating the dividend on the previous business day. Accordingly, an investor who places a purchase order prior to 4:30 P.M., New York time, on a Friday begins earning dividends that day. A shareholder which redeems its shares prior to 4:30 P.M., New York time, on a Friday does not earn a dividend which reflects the income earned by the Fund on the Friday, or the following Saturday and Sunday.

    Should the Fund incur or anticipate any unusual expense or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the net asset value per share of the Fund is reduced, or is anticipated to be reduced, below $1.00, the Board of Trustees may suspend further dividend payments of the Fund until net asset value is returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in shareholders receiving no dividends for the period during which they held their shares and in their receiving upon redemption a price per share lower than that which they paid.

--------------------------------------------------------------------------------
                                 GENERAL INFORMATION
--------------------------------------------------------------------------------

DESCRIPTION OF SHARES

    THE TRUST WAS ORGANIZED ON APRIL 27, 1984 AS A MASSACHUSETTS BUSINESS TRUST AND IS A DIVERSIFIED OPEN-ENDED MANAGEMENT INVESTMENT COMPANY. THE TRUST HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES OF BENEFICIAL INTEREST WHICH MAY BE DIVIDED INTO AN UNLIMITED NUMBER OF SERIES OF SUCH SHARES AND WHICH PRESENTLY CONSIST OF TWO SERIES, INCLUDING THE FUND.

    The Trust does not intend to issue share certificates unless requested. Shares of the Trust, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of Prudential Securities under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." All shares of the Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Trust's shares do not have cumulative voting rights for the election of Trustees. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may, without shareholder approval, authorize the creation of additional series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine or, also without shareholder approval, terminate any series and distribute such series' assets to its shareholders.

    THE TRUST DOES NOT INTEND TO HOLD ANNUAL SHAREHOLDER MEETINGS UNLESS REQUIRED BY LAW. THE TRUST WILL NOT BE REQUIRED TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF TRUSTEES IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OF THE TRUST'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE TRUSTEES OR TO TRANSACT ANY OTHER BUSINESS.

    The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in certain respects to a Massachusetts business corporation. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust if the assets of the Trust are insufficient to satisfy its obligations, which is not the case with a corporation. The Declaration of Trust of the Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, that the shareholders may not be assessed by the Trust for any obligation that they have not agreed to pay and that every written obligation, contract, instrument or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not individually bound thereunder.

ADDITIONAL INFORMATION

    This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

--------------------------------------------------------------------------------
                                  SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

HOW TO BUY SHARES OF THE FUND

    Shares of the Fund are offered to investment advisory clients of Prudential Securities that participate in any of the following managed account programs sponsored by Prudential Securities: Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS), Managed Assets Consulting Services--Custom Services (MACS--CS) and Prudential Securities Investment Supervisory Group. Eligibility of participants is within the discretion of Prudential Securities.

    PURCHASES THROUGH PRUDENTIAL SECURITIES

    Prudential Securities has advised the Fund that it has automatic investment procedures (Autosweep) for Fund investors pursuant to which it will make automatic investments of free credit cash balances held in a client's account in shares of the Fund, if the Fund is the client's primary money sweep fund. If you are a client of Prudential Securities participating in one of the programs listed above, you may designate the Fund as your primary money sweep fund. If you are such a client of Prudential Securities and do not designate a primary money sweep fund, the Fund will be your primary money sweep fund. Shares of the Fund can only be purchased through the automatic investment procedures described herein; no manual purchase orders will be accepted for the Fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities financial adviser.

    On the business day following confirmation that a free credit balance (I.E., immediately available funds) exists in your account, Prudential Securities will effect a purchase order for shares of the Fund in an amount up to such balance at the NAV determined on that day. Such funds begin earning dividends on that business day.

    Shares of the Fund purchased by Prudential Securities on behalf of its clients will be held by Prudential Securities as record holder. Prudential Securities will therefore receive statements and dividends directly from the Trust and will in turn provide investors with Prudential Securities account statements reflecting purchases, redemptions and dividend payments. Although Prudential Securities clients who purchase shares of the Fund through Prudential Securities may not redeem shares of the Fund by check, Prudential Securities provides its clients with alternative forms of immediate access to monies invested in shares of the Fund.

    Prudential Securities clients wishing additional information concerning investment in Fund shares made through Prudential Securities should call their Prudential Securities financial adviser.

    AUTOMATIC PURCHASE PROCEDURES. Prudential Securities will purchase shares of the Fund on behalf of participating clients each business day at current net asset value pursuant to the automatic purchase procedures described below. There is no sales charge. There are no minimum investment requirements. The Trust does not intend to issue share certificates unless requested. The Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

    Free credit cash balances of $1.00 or more held in the account of a participating client will automatically be invested in shares of the Fund (Autosweep) as described below. Specifically, an order to purchase shares of the Fund is placed (i) in the case of a free credit cash balance resulting from the proceeds of a securities sale, on the settlement date of the securities sale, and (ii) in the case of a free credit cash balance resulting from a non-trade related credit (E.G., receipt of a dividend or interest payment, maturity of a bond or a cash payment by the client into the client's account), on the business day of receipt by Prudential Securities of the non-trade related credit. Each time an order is placed under these procedures resulting from the settlement of a securities sale, any non-trade related credit in the client's account will also be automatically invested.

    All shares purchased pursuant to these automatic purchase procedures will begin earning dividends on the business day on which the order is placed. Prudential Securities will arrange for investment in shares of the Fund at 4:30 P.M., New York time, on the business day the order is placed and cause payment to be made in federal funds for the shares invested prior to 4:30 P.M., New York time, on the next business day.

HOW TO SELL YOUR SHARES

    Shares will be redeemed each business day at NAV next determined in accordance with the procedures described below.

    REDEMPTION OF SHARES PURCHASED THROUGH PRUDENTIAL SECURITIES

    Prudential Securities clients for whom Prudential Securities has purchased shares of the Fund may have these shares redeemed only through Prudential Securities. Please contact your Prudential Securities financial adviser.

    Prudential Securities has advised the Fund that it has established procedures pursuant to which shares of the Fund held by a Prudential Securities client having a deficiency in his or her Prudential Securities account will be redeemed automatically to the extent of that deficiency to the nearest highest dollar, unless the client notifies Prudential Securities to the contrary. The amount of the redemption will be the lesser of (a) the total net asset value of Fund shares held in the client's Prudential Securities account or (b) the deficiency in the client's Prudential Securities account at the close of business on the date such deficiency is due. Accordingly, a Prudential Securities client utilizing this automatic redemption procedure and who wishes to pay for a securities transaction or satisfy any other debit balance in his or her account other than through such automatic redemption procedure must do so not later than the day of settlement for such securities transaction or the date the debit balance is incurred. Prudential Securities clients who have elected to utilize Autosweep will not be entitled to dividends declared on the date of redemption.

    AUTOMATIC REDEMPTION. Redemptions will be automatically effected by Prudential Securities on each business day at the NAV next determined to satisfy debit balances arising from securities transactions in an account to the nearest highest dollar or to satisfy redemption requests made on behalf of a participating client. Each participating client's account will be automatically scanned for debits each business day as of the close of business on that day and after application of any free credit cash balances in the account to such debits, a sufficient number of shares of the Fund will be redeemed as of that business day to satisfy any remaining debits in the account. In the event of an automatic redemption of shares, the client will be entitled to dividends declared on the redeemed shares through the business day preceding the day on which the redemption is effective. Dividends declared on the date of redemption will be retained by Prudential Securities which has advanced monies to satisfy debits in the participating client's account.

    REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

    The Trust may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The SEC by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause
(2) above.

    Prudential Securities has the right to terminate an account for any reason. In such event, all shares held in a shareholder's account will be redeemed.

    INVOLUNTARY REDEMPTION. Because of the relatively high cost to the Trust of maintaining an account, the Trust reserves the right to redeem, upon 60 days' written notice, an account which is reduced by you to an NAV of $500 or less due to redemption. You may avoid such redemption by increasing the NAV of your account to an amount in excess of $500.

    SHAREHOLDER SERVICES

    As a shareholder in the Fund, you can take advantage of the following additional services and privileges:

    - AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV. You may direct Prudential Securities not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. if you hold shares through Prudential Securities, you should contact your financial adviser.

    - REPORTS TO SHAREHOLDERS. THE TRUST WILL SEND YOU ANNUAL AND SEMI-ANNUAL REPORTS. THE FINANCIAL STATEMENTS APPEARING IN THE ANNUAL REPORTS ARE AUDITED BY INDEPENDENT ACCOUNTANTS. IN ORDER TO REDUCE DUPLICATE MAILING AND PRINTING EXPENSES, THE TRUST WILL PROVIDE ONE ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORT AND ANNUAL PROSPECTUS PER HOUSEHOLD. YOU MAY REQUEST ADDITIONAL COPIES OF SUCH REPORTS BY CALLING (800) 225-1852 OR BY WRITING TO THE TRUST AT GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077.

    - EXCHANGE PRIVILEGE. The Trust does not currently offer an exchange privilege for shares of the Fund.

    - SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free), or from outside the U.S.A. at (908) 417-7555 (collect).

--------------------------------------------------------------------------------
                           DESCRIPTION OF SECURITY RATINGS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE

BOND RATINGS

    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

SHORT-TERM DEBT RATINGS

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.

    Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

    Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS

    VMIG-1: Variable rate short-term indebtedness rated "VMIG-1" is of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS

    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

COMMERCIAL PAPER RATINGS

    An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

    A-1: This highest category indicates that the degree of safety regarding timely payment is strong.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT RATINGS

    AAA: Bonds rated AAA are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

    AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

SHORT-TERM DEBT RATINGS

    D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

    D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, L.P.

BOND RATINGS

    AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

SHORT-TERM DEBT RATINGS

    F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

    F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the 'F-1+' and 'F-1' categories.

--------------------------------------------------------------------------------
                          THE PRUDENTIAL MUTUAL FUND FAMILY
--------------------------------------------------------------------------------

    Prudential Investments Fund Management offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at
(800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.

   TAXABLE BOND FUNDS
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential Mortgage Income Fund, Inc.
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
The BlackRock Government Income Trust

   TAX-EXEMPT BOND FUNDS
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Yield Series
   Insured Series
   Intermediate Series
Prudential Municipal Series Fund
   Florida Series
   Maryland Series
   Massachusetts Series
   Michigan Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.

   GLOBAL FUNDS
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Limited Maturity Fund, Inc.
   Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.
Prudential International Bond Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Global Series
   International Stock Series
Global Utility Fund, Inc.
The Global Total Return Fund, Inc.

   EQUITY FUNDS
Prudential Balanced Fund
Prudential Distressed Securities Fund, Inc.
Prudential Dryden Fund
Prudential Active Balanced Fund
Prudential Bond Market Index Fund
Prudential Europe Index Fund
Prudential Pacific Index Fund
Prudential Small-Cap Index Fund
Prudential Stock Index Fund
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Jennison Series Fund, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Multi-Sector Fund, Inc.
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund

   MONEY MARKET FUNDS
- TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
   National Money Market Fund
   Liquid Assets Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
   Prudential Special Money Market Fund, Inc.
   Money Market Series
   Prudential MoneyMart Assets, Inc.
   Cash Accumulation Trust
     National Money Market Fund
     Liquid Assets Fund

- TAX-FREE MONEY MARKET FUNDS
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

- COMMAND FUNDS
Command Money Fund
Command Government Fund
Command Tax-Free Fund

- INSTITUTIONAL MONEY MARKET FUNDS
Prudential Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

-------------------------------------------------------------------------

                                  TABLE OF CONTENTS
                                                                     Page
                                                                     ----
TRUST HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . .       2
   What are the Fund's Risk Factors and
      Special Characteristics? . . . . . . . . . . . . . . . . .       2
FUND EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . . .       4
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . .       5
CALCULATION OF YIELD . . . . . . . . . . . . . . . . . . . . . .       6
HOW THE FUND INVESTS . . . . . . . . . . . . . . . . . . . . . .       6
   Investment Objective and Policies . . . . . . . . . . . . . .       6
   General Policies. . . . . . . . . . . . . . . . . . . . . . .       8
   Investment Restrictions . . . . . . . . . . . . . . . . . . .      10
HOW THE FUND IS MANAGED. . . . . . . . . . . . . . . . . . . . .      10
   Manager . . . . . . . . . . . . . . . . . . . . . . . . . . .      10
   Distributor . . . . . . . . . . . . . . . . . . . . . . . . .      11
   Portfolio Transactions. . . . . . . . . . . . . . . . . . . .      12
   Custodian and Transfer and
      Shareholder Servicing Agent. . . . . . . . . . . . . . . .      12
HOW THE FUND VALUES ITS SHARES . . . . . . . . . . . . . . . . .      12
TAXES, DIVIDENDS AND
   DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . . .      13
GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .      14
   Description of Shares . . . . . . . . . . . . . . . . . . . .      14
   Additional Information. . . . . . . . . . . . . . . . . . . .      15
SHAREHOLDER GUIDE. . . . . . . . . . . . . . . . . . . . . . . .      15
   How to Buy Shares of the Fund . . . . . . . . . . . . . . . .      15
   How to Sell Your Shares . . . . . . . . . . . . . . . . . . .      16
   Shareholder Services. . . . . . . . . . . . . . . . . . . . .      17
DESCRIPTION OF SECURITY RATINGS. . . . . . . . . . . . . . . . .     A-1
THE PRUDENTIAL MUTUAL FUND FAMILY. . . . . . . . . . . . . . . .     B-1
-------------------------------------------------------------------------

                   CUSIP No.:




CASH
ACCUMULATION
TRUST
--------------------------------
National Money
 Market Fund



                                                             P R O S P E C T U S
                                                               DECEMBER 22, 1997




                                                               [LOGO]PRUDENTIAL
                                                                     INVESTMENTS

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                 SUBJECT TO COMPLETION, DATED NOVEMBER 7, 1997

                         [LOGO]
LIQUID ASSETS FUND

----------------------------------------------------------------

PROSPECTUS DATED DECEMBER   , 1997

----------------------------------------------------------------

The Liquid Assets Fund (the Fund) is one of two series of the Cash Accumulation Trust (the Trust), an open-end, diversified, management investment company, or mutual fund. The Fund offers investors an efficient and economical means of investing in a professionally managed portfolio of high quality money market instruments. The investment objective of the Fund is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund is commencing the offering of its shares on the date of this Prospectus. Only shares of the Fund are being offered through this Prospectus. Shares of the Fund are offered to investment advisory clients of Prudential Securities Incorporated (Prudential Securities) that (a) participate in any of the following managed account programs sponsored by Prudential Securities: Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS) and Prudential Securities Investment Supervisory Group and (b) are "Eligible Benefit Plans." "Eligible Benefit Plans" include (i) employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than governmental plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA, (ii) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), (iii) deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code, and (iv) Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "How the Fund Values its Shares."

The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

This Prospectus sets forth concisely the information about the Trust and the Fund that a prospective investor ought to know before investing. Additional information about the Trust and the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated December , 1997, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Trust at the address or telephone number noted above.

--------------------------------------------------------------------------------

INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
REFERENCE.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TRUST HIGHLIGHTS

  The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

  WHAT IS THE CASH ACCUMULATION TRUST?

    The Cash Accumulation Trust (the Trust) is a mutual fund whose shares are offered in two series, each of which operates as a separate fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Trust is an open-end, diversified, management investment company. Only shares of the Liquid Assets Fund (the Fund) are offered through this Prospectus.

  WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund's investment objective is current income to the extent consistent with preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies" at page 5.

  WHAT ARE THE FUND'S RISK FACTORS AND SPECIAL CHARACTERISTICS?

    It is anticipated that the net asset value of the Fund will remain constant at $1.00 per share, although this cannot be assured. In order to maintain such constant net asset value, the Fund will value its portfolio securities at amortized cost. While this method provides certainty in valuation, it may result in periods during which the value of a security in the Fund's portfolio, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold such security. See "How the Fund Values its Shares" at page 11.

    The Fund may invest in foreign securities without limit. Investing in securities of foreign companies and countries involves certain considerations and risks not typically associated with investing in securities of domestic companies. See "How the Fund Invests--Investment Objective and Policies--Risks of Investing in Foreign Securities" at page 7.

  WHO MANAGES THE FUND?

    Prudential Investments Fund Management LLC (PIFM or the Manager) is the Manager of the Fund and is reimbursed by the Fund for direct costs, excluding profit and overhead, up to a maximum annual rate of .39% of the average daily net assets of the Fund. As of September, 30, 1997, PIFM served as manager or administrator to 63 investment companies, including 41 mutual funds, with aggregate assets of approximately $59.9 billion. The Prudential Investment Corporation (PIC), doing business as Prudential Investments (PI, the investment adviser or the Subadviser), furnishes investment advisory services in connection with the management of the Fund under a Subadvisory Agreement with PIFM. PIC will be reimbursed by the Fund for its direct costs, excluding profit and overhead. See "How the Fund is Managed--Manager" at page 10.

  WHO DISTRIBUTES THE FUND'S SHARES?

    Prudential Securities Incorporated (Prudential Securities), a major securities underwriter and securities and commodities broker, acts as the Distributor of the Fund's shares pursuant to a distribution agreement with the Trust and serves without compensation from the Fund. See "How the Fund is Managed--Distributor" at page 11.

  WHAT IS THE MINIMUM INVESTMENT?

    There are no minimum investment requirements. See "Shareholder Guide--How to Buy Shares of the Fund" at page 14 and "Shareholder Guide--Shareholder Services" at page 16.

  HOW DO I PURCHASE SHARES?

    Shares of the Fund are offered to investment advisory clients of Prudential Securities that (a) participate in any of the following managed account programs sponsored by Prudential Securities: Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS) and Prudential Securities Investment Supervisory Group and (b) are "Eligible Benefit Plans." "Eligible Benefit Plans" include (i) employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than governmental plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA, (ii) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended (Internal Revenue Code),
  (iii) deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code, and (iv) Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code. Prudential Securities will purchase shares on behalf of these clients each business day pursuant to automatic purchase procedures. See "Shareholder Guide--How to Buy Shares of the Fund" at page 14.

  HOW DO I SELL MY SHARES?

    Prudential Securities will redeem shares on behalf of participating clients each business day at the current net asset value (NAV) next determined pursuant to automatic redemption procedures. In addition, you may redeem shares of the Fund at any time at the NAV next determined by instructing your Prudential Securities financial adviser. See "Shareholder Guide--How to Sell Your Shares" at page 15.

  HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

    The Fund expects to declare daily and pay monthly dividends of net investment income and short-term capital gains, if any. Dividends and distributions will be automatically reinvested in additional shares of the Fund at net asset value unless Prudential Securities has requested on your behalf that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 12.

                                 FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed
     on Purchases...............      None
    Maximum Sales Load Imposed
     on Reinvested Dividends....      None
    Maximum Deferred Sales
     Load.......................      None
    Redemption Fees.............      None
    Exchange Fee................      None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
    Management Fees.....................      .09%
    12b-1 Fees..........................      None
    Other Expenses......................      .15
                                              ---
    Total Fund Operating Expenses.......      .24%
                                              ---
                                              ---

                                          1 YEAR   3 YEARS
                                          ------   -------
EXAMPLE
You would pay the following expenses on
  a $1,000 investment, assuming (1) 5%
  annual return and (2) redemption at
  the end of each time period:..........   $ 2       $ 8

   The above example is based on estimated direct expenses, excluding any profit or overhead for PIFM, PIC and their affiliates, for the Fund's first year of operations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes estimated operating expenses of the Fund, such as Trustees" and professional fees, registration fees, reports to shareholders, transfer agency, custodian fees and certain administrative costs for the current fiscal year ending September 30, 1998.

   The Fund is commencing the offering of its shares pursuant to this Prospectus and, thus, no financial highlights information is available.

---------------

* Shares of the Fund are offered to investment advisory clients of Prudential Securities that (a) participate in certain managed account programs sponsored by Prudential Securities described herein and (b) are "Eligible Benefit Plans" as defined herein. See "Shareholder Guide--How to Buy Shares of the Fund." The Fund reimburses the Manager for, among other things, its direct costs and expenses incurred in managing the Fund's portfolio, which are included in "Management Fees" above, and reimburses the transfer agent, an affiliate of the Manager, for its direct costs, which are included in "Other Expenses" above. See "How the Fund is Managed--Manager" and "--Custodian, Transfer and Shareholder Servicing Agent and Independent Accountants."

                              CALCULATION OF YIELD

  THE FUND CALCULATES ITS "CURRENT YIELD" based on the net change, exclusive of realized and unrealized capital gains or losses, in the value of a hypothetical account over a seven calendar day base period. THE FUND WILL ALSO CALCULATE ITS "EFFECTIVE ANNUAL YIELD" assuming weekly compounding.

  THE YIELD WILL FLUCTUATE FROM TIME TO TIME AND DOES NOT INDICATE FUTURE PERFORMANCE.

  Yield is computed in accordance with a standardized formula described in the Statement of Additional Information. In addition, comparative performance information may be used from time to time in advertising or marketing the shares of the Fund, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

                              HOW THE FUND INVESTS

INVESTMENT OBJECTIVE AND POLICIES

  THE INVESTMENT OBJECTIVE OF THE FUND IS CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY. THE FUND PURSUES ITS INVESTMENT OBJECTIVE THROUGH THE INVESTMENT POLICIES DESCRIBED BELOW. THERE CAN BE NO ASSURANCE THAT THIS OBJECTIVE WILL BE ACHIEVED.

  THE FUND'S INVESTMENT OBJECTIVE IS A FUNDAMENTAL POLICY AND, THEREFORE, MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SECURITIES, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE INVESTMENT COMPANY ACT). THE FUND'S POLICIES THAT ARE NOT FUNDAMENTAL MAY BE MODIFIED BY THE BOARD OF TRUSTEES.

  THE ASSETS OF THE FUND WILL BE INVESTED IN HIGH QUALITY MONEY MARKET INSTRUMENTS MATURING IN THIRTEEN MONTHS OR LESS, AND THE DOLLAR-WEIGHTED AVERAGE MATURITY OF THE PORTFOLIO OF THE FUND WILL BE 90 DAYS OR LESS. The Fund also may hold cash reserves as the investment adviser deems necessary for temporary defensive purposes.

  In selecting portfolio securities for investment by the Fund, the investment adviser considers ratings assigned by major rating services, information concerning the financial history and condition of the issuer and its revenue and expense prospects. The Board of Trustees monitors the credit quality of securities purchased for the Fund's portfolio. If a portfolio security held by the Fund is assigned a lower rating or ceases to be rated, the investment adviser under the supervision of the Board of Trustees will promptly reassess whether that security presents minimal credit risks and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents minimal credit risks or is in default, the Fund will dispose of the security as soon as reasonably practicable unless the Board of Trustees determines that to do so is not in the best interest of the Fund and its shareholders.

  The Fund utilizes the amortized cost method of valuation in accordance with regulations of the Securities and Exchange Commission (SEC). See "How the Fund Values its Shares." Accordingly, the Fund will limit its portfolio investments to those instruments which present minimal credit risks and which are of "eligible quality," as determined by the Fund's investment adviser under the supervision of the Board of Trustees. "Eligible quality," for this purpose, means (i) a security rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations assigning a rating to the security or issuer (or, if only one such rating organization assigned a rating, that rating organization) or (ii) an unrated security deemed of comparable quality by the Fund's investment adviser under the supervision of the Board of Trustees.

  As long as the Fund utilizes the amortized cost method of valuation, it will also comply with certain diversification requirements and will invest no more than 5% of its total assets in "second-tier securities," with no more than 1% of the Fund's assets in any one issuer of a second-tier security. A "second-tier security," for this purpose, is a security of "eligible quality" that does not have the highest rating from at least two rating organizations assigning a rating to that security or issuer (or, if only one rating organization assigned a rating, that rating organization) or an unrated security that is deemed of comparable quality by the Fund's investment adviser under the supervision of the Trust's Board of Trustees.

  UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST ITS ASSETS IN HIGH QUALITY U.S. DOLLAR-DENOMINATED MONEY MARKET OBLIGATIONS OF DOMESTIC AND FOREIGN ISSUERS AND U.S. GOVERNMENT AND FINANCIAL INSTITUTION OBLIGATIONS DESCRIBED BELOW. There is no limitation on the percentage of the Fund's assets that may be invested in each of these categories. In addition, the Fund may utilize the investment techniques described below under "Other Investments and Policies."

  U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

  U.S. TREASURY OBLIGATIONS. The Fund may invest in U.S. Treasury obligations, including bills, notes, bonds and other debt obligations issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

  OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Fund may also invest in obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Instruments in which the Fund may invest which are not backed by the full faith and credit of the United States include obligations issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), the Resolution Funding Corporation, the Student Loan Marketing Association, the Tennessee Valley Authority and the Bank for Cooperatives, each of which has the right to borrow under certain circumstances from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency.

  The Fund may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. See "Investment Objectives and Policies-- Obligations Issued or Guaranteed by the U.S. Government, its Agencies and Instrumentalities" in the Statement of Additional Information.

  FINANCIAL INSTITUTION OBLIGATIONS. The Fund may invest in obligations (including certificates of deposit and bankers' acceptances) of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are U.S. dollars deposited in branches of banks outside the United States.

  ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by assets backing the securities.

  OTHER MONEY MARKET INSTRUMENTS. The Fund may invest in commercial paper, variable amount demand master notes, funding agreements, bills, notes and other obligations issued by a U.S. company, a foreign company or foreign governments, their agencies and instrumentalities, maturing in thirteen months or less, denominated in U.S. dollars, which, at the date of investment, are of "eligible quality." If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth above under "Financial Institution Obligations." If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of comparable quality, as determined by the Fund's investment adviser under the supervision of the Trust's Board of Trustees. In the case of instruments issued by foreign companies or governments, the Fund will only invest in instruments which are not currently subject to foreign withholding taxes.

  RISKS OF INVESTING IN FOREIGN SECURITIES. There is no limitation on the percentage of the Fund's assets that may be invested in foreign securities. Since the portfolio of the Fund may contain obligations of foreign issuers, an investment in the Fund involves certain risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Fund, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and such issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Trust to obtain or to enforce a judgment against the issuers of such securities.

OTHER INVESTMENTS AND POLICIES

  PUTS

  The Fund may purchase instruments of the types described above together with the right to resell the instruments to brokers, dealers or financial institutions at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price that the Fund pays for instruments with a put may be higher than the price that otherwise would be paid for the instruments. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or meet redemption requests. Puts may also be used as credit enhancements or to shorten the maturity of a debt obligation.

  Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with such brokers, dealers or financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts in that the broker, dealer or financial institution might default on its obligation to repurchase an underlying security. Changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. In the event such a default should occur, the Trust is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from the broker, dealer or financial institution.

  FLOATING RATE AND VARIABLE RATE SECURITIES

  The Fund may purchase "floating rate" and "variable rate" obligations. The interest rates on such obligations fluctuate generally with changes in market interest rates, and in some cases, the Fund is able to demand repayment of the principal amount of such obligations at par plus accrued interest. For additional information concerning variable rate and floating rate obligations, see "Investment Objective and Policies" in the Statement of Additional Information.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  The Fund may purchase securities on a "when-issued" or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund will limit such purchases to those in which the date for delivery and payment falls within 90 days of the date of the commitment. The Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Trust's Custodian will maintain, in a segregated account of the Fund, cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

  PLEDGING OF ASSETS AND BORROWING

  The Fund may borrow (including through entering into reverse repurchase agreements) up to 33 1/3% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. The Fund may pledge up to 33 1/3% of its total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of its net assets.

  REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

  The Fund may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Trust's Custodian, either physically or in a book-entry account.

  The Fund participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC pursuant to an order of the SEC. See "Investment Objective and Policies--Repurchase Agreements" in the Statement of Additional Information.

  The Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Trust's Board of Trustees. The Fund's investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Trustees. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss. If the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Trust is unsettled. As a result, under these extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.

  Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Trust's Custodian will maintain in a segregated account cash, or other liquid assets, maturing not later than the expiration of the reverse repurchase agreements and having a value equal to or greater than such commitments.

  SECURITIES LENDING

  The Fund may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or U.S. government securities as collateral in an amount equal to a least 100% of the market value of the securities loaned. During the time the portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any interest paid on such securities and the Fund may invest the cash collateral and earn additional income.

  ILLIQUID SECURITIES

  The Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale (restricted securities), securities that are not readily marketable in securities markets either within or outside of the United States, privately placed commercial paper and repurchase agreements which have a maturity of longer than seven days. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. Investing in Rule 144A securities could, however, have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing these securities. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

  SECURITIES OF OTHER INVESTMENT COMPANIES

  The Fund may invest in the securities of other money market funds registered under the Investment Company Act. See "Securities of Other Investment Companies" in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions, which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

                            HOW THE FUND IS MANAGED

  THE TRUST HAS A BOARD OF TRUSTEES WHICH, IN ADDITION TO OVERSEEING THE ACTIONS OF THE FUND'S MANAGER AND SUBADVISER AND THE TRUST'S DISTRIBUTOR, AS SET FORTH BELOW, DECIDES UPON MATTERS OF GENERAL POLICY. THE TRUST'S OFFICERS CONDUCT AND SUPERVISE THE DAILY BUSINESS OPERATIONS OF THE TRUST. THE FUND'S SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

  The Fund is responsible for the payment of certain fees and expenses including, among others, the following: (i) certain administrative costs and expenses of the Manager; (ii) the fees of unaffiliated Trustees; (iii) the fees of the Trust's Custodian and Transfer and Shareholder Servicing Agent; (iv) the fees of the Trust's legal counsel and independent accountants; (v) brokerage commissions, if any, incurred in connection with portfolio transactions; (vi) all taxes and charges of governmental agencies; and (vii) expenses related to shareholder communications including all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

MANAGER

  PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE FUND AND IS REIMBURSED FOR ITS DIRECT COSTS IN CONNECTION WITH THE SERVICES IT PROVIDES TO THE FUND. PIFM is organized as a New York limited liability company. It is the successor of Prudential Mutual Fund Management, Inc., which transferred its assets to PIFM in September 1996. For the expenses PIFM assumes pursuant to the Management Agreement, PIFM will be reimbursed its direct costs, exclusive of any profit or overhead, not to exceed .39 of 1% of the Fund's average daily net assets. PIFM has advised the Fund that it expects this amount will be approximately .09 of 1% of the average daily net assets of LAF for the fiscal year ending September 30, 1998. See "Manager" in the Statement of Additional Information.

  As of September 30, 1997, PIFM served as the manager to 41 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $59.9 billion.

  UNDER THE MANAGEMENT AGREEMENT (THE MANAGEMENT AGREEMENT) WITH THE TRUST, PIFM MANAGES THE INVESTMENT OPERATIONS OF THE FUND AND ALSO ADMINISTERS THE TRUST'S BUSINESS AFFAIRS. See "Manager" in the Statement of Additional Information. PIFM is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit, incurred in providing services to the Fund. These costs include the following: (i) paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (ii) monitoring financial and shareholder accounting services provided by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the Fund's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) preparing federal, state and local tax returns;
(viii) paying notice filing fees under state securities laws; (ix) preparing information required by the Board of Trustees for ongoing review, approval and action; (x) organizing meetings of the Board of Trustees and annual and special meetings of the Fund's shareholders; and (xi) paying the costs and expenses incurred in managing the portfolio of the Fund. See "Manager" in the Statement of Additional Information.

  UNDER A SUBADVISORY AGREEMENT BETWEEN PIFM AND THE PRUDENTIAL INVESTMENT CORPORATION (PIC), DOING BUSINESS AS PRUDENTIAL INVESTMENTS (PI, THE INVESTMENT ADVISER OR THE SUBADVISER), PI FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE TRUST AND IS REIMBURSED BY PIFM FOR ITS REASONABLE COSTS AND EXPENSES INCURRED IN PROVIDING SUCH SERVICES. Under the Management Agreement, PIFM continues to have responsibility for all investment advisory services and supervises PIC's performance of such services.

  PIFM and PIC are wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR

  PRUDENTIAL SECURITIES INCORPORATED (PRUDENTIAL SECURITIES OR THE DISTRIBUTOR), ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS A CORPORATION ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND SERVES WITHOUT COMPENSATION FROM THE FUND AS THE TRUST'S DISTRIBUTOR PURSUANT TO A DISTRIBUTION AGREEMENT. IT IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.

  The Manager (or one of its affiliates) may make payments out of its own resources to dealers (including Prudential Securities) and other persons who distribute shares of the Fund. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

PORTFOLIO TRANSACTIONS

  Prudential Securities may also act as a broker for the Fund, provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND SHAREHOLDER SERVICING AGENT

  State Street Bank and Trust Company (State Street), One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.

  Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and as Shareholder Servicing Agent and in those capacities maintains certain books and records for the Trust. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

                         HOW THE FUND VALUES ITS SHARES

  THE FUND'S NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. THE BOARD OF TRUSTEES HAS FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE NAV TO BE 4:30 P.M., NEW YORK TIME, ON EACH DAY THE FUND IS OPEN FOR BUSINESS. The Fund is open for business each day that the New York Stock Exchange is open for trading. The Fund will compute its NAV once daily on each of its business days, except days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not materially affect the net asset value.

  The Fund determines the value of its portfolio securities by the amortized cost method. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During these periods, the yield to an existing shareholder may differ somewhat from that which could be obtained from a similar fund which marks its portfolio securities to market each day. For example, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a given day, a prospective investor in the Fund would be able to obtain a somewhat higher yield and existing shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the net asset value of the shares of the Fund at $1.00 per share. See "Net Asset Value" in the Statement of Additional Information.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

  TAXATION OF THE FUND

  THE FUND INTENDS TO ELECT TO QUALIFY AND TO REMAIN QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE. ACCORDINGLY, THE FUND WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON ITS NET INVESTMENT INCOME AND NET CAPITAL GAINS, IF ANY, THAT IT DISTRIBUTES TO ITS SHAREHOLDERS PROVIDED THAT IT DISTRIBUTES TO SHAREHOLDERS EACH YEAR AT LEAST 90% OF SUCH INCOME. If the Fund defers until the subsequent calendar year the distribution of more than a minimal amount of income, it will be subject to a 4% nondeductible excise tax on the deferred distribution. The Fund intends to make timely and complete distributions in order to avoid any such taxes.

  TAXATION OF SHAREHOLDERS

  All dividends out of net investment income, together with distributions of net short-term gains (I.E., the excess of net short-term capital gains over net long-term capital losses), will be taxable to shareholders as ordinary income whether or not reinvested. The Fund does not anticipate realizing long-term capital gains. However, to the extent the Fund does recognize long-term capital gains, the Fund intends to declare capital gains distributions to the extent of its net capital gains (I.E., the excess of net long-term capital gains over net short-term capital losses). Capital gains distributions, if any, are taxable to shareholders as net long-term capital gains, regardless of the length of time a shareholder has owned his or her shares.

  It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as a short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less.

  Dividends and distributions may be subject to state and local taxes. Some types of Eligible Benefit Plans are exempt from federal income tax. Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

  WITHHOLDING TAXES

  Under the Internal Revenue Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, capital gain income and redemption proceeds on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. However, dividends of net investment income (and net short-term capital gains) paid to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

  DIVIDENDS AND DISTRIBUTIONS

  Net investment income and net realized short-term capital gains, if any, of the Fund will be declared as a dividend daily immediately prior to the calculation of the Fund's net asset value as of 4:30 P.M., New York time. Net investment income of the Fund (from the time of the immediately preceding declaration) consists of interest accrued or discount earned (including both original issue and market discount) on the obligations in the Fund, less amortization of premium and the estimated expenses of the Fund applicable to that dividend period. The Fund does not expect to realize long-term capital gains or losses.

  The net investment income of the Fund for dividend purposes is determined on a daily basis. Each such dividend will be payable to shareholders of record at the time of its declaration (including for this purpose holders of shares purchased, but excluding holders of shares redeemed as of 4:30 P.M., New York time on that day). Dividends declared are accrued throughout the month and are distributed in the form of full and fractional shares. Shareholders may receive cash payments from the Fund equal to the dividends earned during the month by notifying PMFS at least five business days prior to the payable date. Cash distributions are paid by check within five business days after the dividend payment date. Dividends are reinvested at the net asset value determined as of 4:30 P.M., New York time, on the day of payment. If the entire amount in an account is redeemed at any time during a month, all dividends accrued with respect to that account during that month are paid to the investor at the NAV as of 4:30 P.M., New York time, on the date of redemption.

  The calculation of net investment income for dividend purposes is made immediately prior to the calculation of net asset value at 4:30 P.M., New York time. In the case of a purchase order that occurs as of 4:30 P.M., New York time (the funds are received that day), a shareholder begins to earn dividends declared on that day.

  The Fund will not accept purchase and redemption orders after 4:30 P.M., New York time. If a redemption request is received prior to 4:30 P.M., New York time, the shareholder does not earn a dividend on that day but the redemption proceeds are wired on that day.

  Net income earned on Saturdays, Sundays and holidays is accrued in calculating the dividend on the previous business day. Accordingly, an investor who places a purchase order prior to 4:30 P.M., New York time, on a Friday begins earning dividends that day. A shareholder which redeems its shares prior to 4:30 P.M., New York time, on a Friday does not earn a dividend which reflects the income earned by the Fund on the Friday, or the following Saturday and Sunday.

  Should the Fund incur or anticipate any unusual expense or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the net asset value per share of the Fund is reduced, or is anticipated to be reduced, below $1.00, the Board of Trustees may suspend further dividend payments of the Fund until net asset value is returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in shareholders receiving no dividends for the period during which they held their shares and in their receiving upon redemption a price per share lower than that which they paid.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

  THE TRUST WAS ORGANIZED ON APRIL 27, 1984 AS A MASSACHUSETTS BUSINESS TRUST AND IS A DIVERSIFIED OPEN-ENDED MANAGEMENT INVESTMENT COMPANY. THE TRUST HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES OF BENEFICIAL INTEREST WHICH MAY BE DIVIDED INTO AN UNLIMITED NUMBER OF SERIES OF SUCH SHARES. ON OCTOBER 22, 1997, THE BOARD OF TRUSTEES CREATED THE FUND WHOSE SHARES ARE FIRST BEING OFFERED PURSUANT TO THIS PROSPECTUS. CURRENTLY, THE TRUST CONSISTS OF TWO SERIES, INCLUDING THE FUND.

  The Trust does not intend to issue share certificates unless requested. Shares of the Trust, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of Prudential Securities under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." All shares of the Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Trust's shares do not have cumulative voting rights for the election of Trustees. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may authorize the creation of additional series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine or, also without shareholder approval, terminate any series and distribute such series" assets to its shareholders.

  THE TRUST DOES NOT INTEND TO HOLD ANNUAL SHAREHOLDER MEETINGS UNLESS REQUIRED BY LAW. THE TRUST WILL NOT BE REQUIRED TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF TRUSTEES IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OF THE TRUST'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE TRUSTEES OR TO TRANSACT ANY OTHER BUSINESS.

  The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in certain respects to a Massachusetts business corporation. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust if the assets of the Trust are insufficient to satisfy its obligations, which is not the case with a corporation. The Declaration of Trust of the Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, that the shareholders may not be assessed by the Trust for any obligation that they have not agreed to pay and that every written obligation, contract, instrument or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not individually bound thereunder.

ADDITIONAL INFORMATION

  This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

  SHARES OF THE FUND ARE OFFERED TO INVESTMENT ADVISORY CLIENTS OF PRUDENTIAL SECURITIES THAT (A) PARTICIPATE IN ANY OF THE FOLLOWING MANAGED ACCOUNT PROGRAMS SPONSORED BY PRUDENTIAL SECURITIES: GIBRALTAR ADVISORS, PRUDENTIAL SECURITIES PORTFOLIO MANAGEMENT (PSPM), QUANTUM PORTFOLIO MANAGEMENT (QUANTUM), MANAGED ASSETS CONSULTING SERVICES (MACS) AND PRUDENTIAL SECURITIES INVESTMENT SUPERVISORY GROUP AND (B) ARE "ELIGIBLE BENEFIT PLANS." "ELIGIBLE BENEFIT PLANS" INCLUDE (I) EMPLOYEE BENEFIT PLANS AS DEFINED IN SECTION 3(3) OF ERISA OTHER THAN GOVERNMENTAL PLANS AS DEFINED IN SECTION 3(32) OF ERISA AND CHURCH PLANS AS DEFINED IN SECTION 3(33) OF ERISA, (II) PENSION, PROFIT-SHARING OR OTHER EMPLOYEE BENEFIT PLANS QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE,
(III) DEFERRED COMPENSATION AND ANNUITY PLANS UNDER SECTION 457 OR 403(B)(7) OF THE INTERNAL REVENUE CODE, AND (IV) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) AS DEFINED IN SECTION 408(A) OF THE INTERNAL REVENUE CODE. ELIGIBILITY OF PARTICIPANTS IS WITHIN THE DISCRETION OF PRUDENTIAL SECURITIES.

  PURCHASES THROUGH PRUDENTIAL SECURITIES

  Prudential Securities has advised the Fund that it has automatic investment procedures (Autosweep) for Fund investors pursuant to which it will make automatic investments of free credit cash balances held in a client's account in shares of the Fund, if the Fund is the client's primary money sweep fund. If you are a client of Prudential Securities participating in one of the programs listed above, you may designate the Fund as your primary money sweep fund. If you are such a client of Prudential Securities and do not designate a primary money sweep fund, the Fund will be your primary money sweep fund. Shares of the

Fund can only be purchased through the automatic investment procedures described herein; no manual purchase orders will be accepted for the Fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities financial adviser.

  On the business day following confirmation that a free credit balance (I.E., immediately available funds) exists in your account, Prudential Securities will effect a purchase order for shares of the Fund in an amount up to such balance at the NAV determined on that day. Such funds begin earning dividends on that business day.

  Shares of the Fund purchased by Prudential Securities on behalf of its clients will be held by Prudential Securities as record holder. Prudential Securities will therefore receive statements and dividends directly from the Trust and will in turn provide investors with Prudential Securities account statements reflecting purchases, redemptions and dividend payments. Although Prudential Securities clients who purchase shares of the Fund through Prudential Securities may not redeem shares of the Fund by check, Prudential Securities provides its clients with alternative forms of immediate access to monies invested in shares of the Fund.

  Prudential Securities clients wishing additional information concerning investment in Fund shares made through Prudential Securities should call their Prudential Securities financial adviser.

  AUTOMATIC PURCHASE PROCEDURES. Prudential Securities will purchase shares of the Fund on behalf of participating clients each business day at current net asset value pursuant to the automatic purchase procedures described below. There is no sales charge. There are no minimum investment requirements. The Trust does not intend to issue share certificates unless requested. The Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

  Free credit cash balances of $1.00 or more held in the account of a participating client will automatically be invested in shares of the Fund (Autosweep) as described below. Specifically, an order to purchase shares of the Fund is placed (i) in the case of a free credit cash balance resulting from the proceeds of a securities sale, on the settlement date of the securities sale, and (ii) in the case of a free credit cash balance resulting from a non-trade related credit (E.G., receipt of a dividend or interest payment, maturity of a bond or a cash payment by the client into the client's account), on the business day of receipt by Prudential Securities of the non-trade related credit. Each time an order is placed under these procedures resulting from the settlement of a securities sale, any non-trade related credit in the client's account will also be automatically invested.

  All shares purchased pursuant to these automatic purchase procedures will begin earning dividends on the business day on which the order is placed. Prudential Securities will arrange for investment in shares of the Fund at 4:30 P.M., New York time, on the business day the order is placed and cause payment to be made in federal funds for the shares invested prior to 4:30 P.M., New York time, on the next business day.

HOW TO SELL YOUR SHARES

  Shares will be redeemed each business day at NAV next determined in accordance with the procedures described below.

  REDEMPTION OF SHARES PURCHASED THROUGH PRUDENTIAL SECURITIES

  Prudential Securities clients for whom Prudential Securities has purchased shares of the Fund may have these shares redeemed only through Prudential Securities. Please contact your Prudential Securities financial adviser.

  Prudential Securities has advised the Fund that it has established procedures pursuant to which shares of the Fund held by a Prudential Securities client having a deficiency in his or her Prudential Securities account will be redeemed automatically to the extent of that deficiency to the nearest highest dollar, unless the client notifies Prudential Securities to the contrary. The amount of the redemption will be the lesser of (a) the total net asset value of Fund shares held in the client's Prudential Securities account or (b) the deficiency in the client's Prudential Securities account at the close of business on the date such deficiency is due.

Accordingly, a Prudential Securities client utilizing this automatic redemption procedure and who wishes to pay for a securities transaction or satisfy any other debit balance in his or her account other than through such automatic redemption procedure must do so not later than the day of settlement for such securities transaction or the date the debit balance is incurred. Prudential Securities clients who have elected to utilize Autosweep will not be entitled to dividends declared on the date of redemption.

  AUTOMATIC REDEMPTION. Redemptions will be automatically effected by Prudential Securities on each business day at the NAV next determined to satisfy debit balances arising from securities transactions in an account to the nearest highest dollar or to satisfy redemption requests made on behalf of a participating client. Each participating client's account will be automatically scanned for debits each business day as of the close of business on that day and after application of any free credit cash balances in the account to such debits, a sufficient number of shares of the Fund will be redeemed as of that business day to satisfy any remaining debits in the account. In the event of an automatic redemption of shares, the client will be entitled to dividends declared on the redeemed shares through the business day preceding the day on which the redemption is effective. Dividends declared on the date of redemption will be retained by Prudential Securities which has advanced monies to satisfy debits in the participating client's account.

  REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

  The Trust may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The SEC by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause
(2) above.

  Prudential Securities has the right to terminate an account for any reason. In such event, all shares held in a shareholder's account will be redeemed.

  INVOLUNTARY REDEMPTION. Because of the relatively high cost to the Trust of maintaining an account, the Trust reserves the right to redeem, upon 60 days' written notice, an account which is reduced by you to an NAV of $500 or less due to redemption. You may avoid such redemption by increasing the NAV of your account to an amount in excess of $500.

SHAREHOLDER SERVICES

  As a shareholder in the Fund, you can take advantage of the following additional services and privileges:

  - AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV. You may direct Prudential Securities not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through Prudential Securities, you should contact your financial adviser.

  - REPORTS TO SHAREHOLDERS. The Trust will send you annual and semi-annual reports. The financial statements appearing in the annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Trust will provide one annual and semi-annual shareholder report per household. You may request additional copies of such reports by calling
(800) 225-1852 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

  - EXCHANGE PRIVILEGE. The Trust does not currently offer an exchange privilege for shares of the Fund.

  - SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or from outside the U.S.A. at (908) 417-7555 (collect).

                        DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

SHORT-TERM DEBT RATINGS

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.

  Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

  Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS

  VMIG-1: Variable rate short-term indebtedness rated "VMIG-1" is of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

COMMERCIAL PAPER RATINGS

  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

  A-1: This highest category indicates that the degree of safety regarding timely payment is strong.

  A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT RATINGS

  AAA: Bonds rated AAA are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

SHORT-TERM DEBT RATINGS

  D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

  D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, L.P.

BOND RATINGS

  AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

SHORT-TERM DEBT RATINGS

  F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

  F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

                       THE PRUDENTIAL MUTUAL FUND FAMILY

  Prudential Investments Fund Management offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at
(800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.

      TAXABLE BOND FUNDS
    --------------------------

Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
    Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential Mortgage Income Fund, Inc.
Prudential Structured Maturity Fund, Inc.
    Income Portfolio
The BlackRock Government Income Trust

      TAX-EXEMPT BOND FUNDS
    -----------------------------

Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Yield Series
    Insured Series
    Intermediate Series
Prudential Municipal Series Fund
    Florida Series
    Maryland Series
    Massachusetts Series
    Michigan Series
    New Jersey Series
    New York Series
    North Carolina Series
    Ohio Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

      GLOBAL FUNDS
    --------------------

Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Limited Maturity Fund, Inc.
    Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.
Prudential International Bond Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Global Series
    International Stock Series
Global Utility Fund, Inc.
The Global Total Return Fund, Inc.

      EQUITY FUNDS
    --------------------

Prudential Balanced Fund
Prudential Distressed Securities Fund, Inc.
Prudential Dryden Fund
    Prudential Active Balanced Fund
    Prudential Bond Market Index Fund
    Prudential Europe Index Fund
    Prudential Pacific Index Fund
    Prudential Small-Cap Index Fund
    Prudential Stock Index Fund
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Jennison Series Fund, Inc.
    Prudential Jennison Growth Fund
    Prudential Jennison Growth & Income Fund
Prudential Multi-Sector Fund, Inc.
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund

      MONEY MARKET FUNDS
    --------------------------

- TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
    National Money Market Fund
    Liquid Assets Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
    Money Market Series
Prudential MoneyMart Assets, Inc.
- TAX-FREE MONEY MARKET FUNDS
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    Connecticut Money Market Series
    Massachusetts Money Market Series
    New Jersey Money Market Series
    New York Money Market Series
- COMMAND FUNDS
Command Money Fund
Command Government Fund
Command Tax-Free Fund
- INSTITUTIONAL MONEY MARKET FUNDS
Prudential Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                  -------------------------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                     ---
TRUST HIGHLIGHTS................................         2
  What are the Fund's Risk Factors and Special
   Characteristics?.............................         2
FUND EXPENSES...................................         4
CALCULATION OF YIELD............................         5
HOW THE FUND INVESTS............................         5
  Investment Objective and Policies.............         5
  Other Investments and Policies................         7
  Investment Restrictions.......................         9
HOW THE FUND IS MANAGED.........................         9
  Manager.......................................        10
  Distributor...................................        11
  Portfolio Transactions........................        11
  Custodian and Transfer and Shareholder
   Servicing Agent..............................        11
HOW THE FUND VALUES ITS SHARES..................        11
TAXES, DIVIDENDS AND DISTRIBUTIONS..............        12
GENERAL INFORMATION.............................        13
  Description of Shares.........................        13
  Additional Information........................        14
SHAREHOLDER GUIDE...............................        14
  How to Buy Shares of the Fund.................        14
  How to Sell Your Shares.......................        15
  Shareholder Services..........................        16
DESCRIPTION OF SECURITY RATINGS.................       A-1
THE PRUDENTIAL MUTUAL FUND FAMILY...............       B-1

-------------------------------------------

MF175A

                             CUSIP No.:

                     CASH
                     ACCUMULATION
                     TRUST
                     LIQUID ASSETS FUND
                     ----------------------------------------

                     PROSPECTUS
                     December  , 1997
                     www.prudential.com

                     [LOGO] Prudential
                           Investments

                    SUBJECT TO COMPLETION, DATED NOVEMBER 7, 1997

                               CASH ACCUMULATION TRUST

                         Statement of Additional Information
                               dated December __, 1997

    Cash Accumulation Trust (the Trust), an open-end, diversified, management investment company is offered in two series: the National Money Market Fund
(NMMF) and the Liquid Assets Fund (LAF). Each series operates as a separate fund with identical investment objectives and similar policies designed to meet its investment goals. The investment objective of each of NMMF and LAF is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that either Fund's investment objective will be achieved. See "Investment Objective and Policies."

     The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and its telephone number is (800) 225-1852.

    This Statement of Additional Information sets forth information about each of the Funds. This Statement of Additional Information is not a prospectus and should be read in conjunction with the NMMF Prospectus or the LAF Prospectus, each dated December __, 1997, copies of which may be obtained from the Trust upon request.

                                  TABLE OF CONTENTS


                                                             CROSS-REFERENCE        CROSS-REFERENCE
                                                                TO PAGE IN             TO PAGE IN
                                                                 THE NMMF               THE LAF
                                                   PAGE         PROSPECTUS             PROSPECTUS
                                                   ----      ---------------        ---------------
Investment Objective and Policies. . . . . . .     B-2
Investment Restrictions. . . . . . . . . . . .     B-5
Trustees and Officers  . . . . . . . . . . . .     B-9
Manager. . . . . . . . . . . . . . . . . . . .     B-14
Distributor. . . . . . . . . . . . . . . . . .     B-16
Purchase of Shares . . . . . . . . . . . . . .     B-17
Net Asset Value. . . . . . . . . . . . . . . .     B-18
Portfolio Transactions . . . . . . . . . . . .     B-18
Taxes. . . . . . . . . . . . . . . . . . . . .     B-19
Calculation of Yield . . . . . . . . . . . . .     B-20
Custodian, Transfer and Shareholder Servicing
 Agent and Independent Accountants . . . . . .     B-21
General Information. . . . . . . . . . . . . .     B-21
Financial Statements . . . . . . . . . . . . .     B-23              --                      --
Report of Independent Accountants. . . . . . .     B-23              --                      --
Appendix A--Historical Performance Data. . . .     A-1               --                      --
Appendix B--General Investment Information . .     B-1               --                      --
Appendix C--Information Relating to Prudential     C-1               --                      --

----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.
--------------------------------------------------------------------------------

                          INVESTMENT OBJECTIVE AND POLICIES

     The National Money Market Fund (NMMF) and the Liquid Assets Fund (LAF) operate as separate funds with identical investment objectives and similar policies. The investment objective of each of NMMF and LAF is current income to the extent consistent with preservation of capital and liquidity. For a further description of the investment objective and policies for each Fund, see "How the Fund Invests" in its respective Prospectus. In order to achieve their objectives, NMMF and LAF (each, a Fund and collectively, the Funds), each acting independently, may, to the extent set forth below, invest in the types of instruments and employ certain strategies described below.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES

     Each Fund may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, or (iv) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. Treasury obligations, including those underlying such receipts, are backed by the full faith and credit of the U.S. Government.

     Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). Neither Fund intends to purchase TIGRs or CATS during the coming year.


LENDING OF SECURITIES

     Consistent with applicable regulatory requirements, NMMF may lend its portfolio securities to broker-dealers and LAF may lend its portfolio to brokers, dealers and financial institutions, provided that outstanding loans for LAF do not exceed in the aggregate 15% of the value of LAF's total assets and, provided that such loans are callable at any time by either Fund and are at all times secured by cash or U.S. Government securities that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

     A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Trust. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to that Fund.

     Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     Neither Fund intends to lend its securities during the coming year.

PUTS

     LAF may purchase instruments of the types described in its Prospectus under "How the Fund Invests--Investment Objective and Policies" together with the right to resell the instruments at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price which LAF pays for instruments with puts may be higher than the price which otherwise would be paid for the instruments. Consistent with LAF's investment objective and applicable rules issued by the Securities and Exchange Commission (SEC) and subject to the supervision of the Board of Trustees, the purpose of this practice is to permit LAF to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. LAF may choose to exercise puts during periods in which proceeds from sales of its shares and from recent sales of portfolio securities are insufficient to meet redemption requests, or when the funds available are otherwise allocated for investment, as credit enhancements or to shorten the maturity of an instrument. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the investment adviser considers, among other things, the amount of cash available to LAF, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in LAF's portfolio.

     LAF values instruments which are subject to puts at amortized cost; no value is assigned to the put. The cost of the put, if any, is carried as an unrealized loss from the time of purchase until it is exercised or it expires.

     LAF will invest no more than 5% of its total assets in securities issued by or subject to puts from the same institution. For purposes of this limitation, unconditional puts or guarantees with respect to a security will not be deemed to be issued by the institution providing the guarantee or put if the value of all securities held by LAF and issued or guaranteed by the issuer providing the guarantee or put are limited to 10% of LAF's total assets.

FLOATING RATE AND VARIABLE RATE SECURITIES

     Each Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide that the rate is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

ILLIQUID SECURITIES

     LAF may not hold more than 10% of its net assets and NMMF may not hold more than 10% of its total assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and repurchase agreements which have a maturity of longer than seven days. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

     Rule 144A of the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the investment adviser will consider, INTER ALIA, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (I.E., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

SECURITIES OF OTHER INVESTMENT COMPANIES

     Each Fund may invest up to 10% of its total assets in securities of other money market funds registered under the Investment Company Act. Generally, each Fund does not intend to invest more than 5% of its total assets in such securities. To the extent that a Fund invests in securities of other registered investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.

REPURCHASE AGREEMENTS

     LAF participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission. On a daily basis, any uninvested cash balances of LAF may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. LAF participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Trust's policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

     NMMF does not currently participate in the joint repurchase account.

FIRM COMMITMENT AGREEMENTS

     As described in the NMMF Prospectus, NMMF may enter into firm commitment agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when NMMF anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. Entry into firm commitment agreements with broker-dealers requires the creation and maintenance of a segregated account. The underlying securities subject to a firm commitment agreement are subject to fluctuation in market value and, therefore, to the extent that NMMF remains fully invested at the same time that it has entered into firm commitment agreements, there will be a greater possibility that the net asset value of NMMF shares will vary from $1.00.

     Pending delivery of securities purchased under firm commitment agreements, the amount of the purchase price will be held in liquid assets such as cash or high-quality debt obligations. Such obligations will be maintained in a separate account with NMMF's custodian in an amount equal on a daily basis to the amount of NMMF's firm commitments. When the time comes to pay for securities subject to firm commitment agreements, NMMF will meet its obligations from then-available cash flow or the sale of securities.

                               INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective to a particular Fund, such matters shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting securities of the particular Fund votes for the approval of such matters as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of the other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

NATIONAL MONEY MARKET FUND

     The following investment restrictions are fundamental policies of NMMF and may not be changed except as described above.

     NMMF may not:

     1. Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer, except that the Fund may invest up to 15% of its total net assets (based on current value) in the obligations of any one bank. This limitation does not apply to U.S. Government Securities (as defined in the NMMF Prospectus).

     2. Purchase voting securities or make investments for the purpose of exercising control or management.

     3. Invest more than 25% of its total assets in any one industry. This restriction does not apply to U.S. Government Securities or to bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

     4. Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts managed by the Manager or the Sub-advisor to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities.)

     5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

     6. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost; provided, however, that the Fund may loan its securities as described in the Prospectus under the caption"How the Fund Invests--Securities Lending." However, the Fund will not borrow if the value of the Fund's assets would be less than 300% of its borrowing obligations. In addition, when borrowings (other than permissible securities loans) exceed 5% of its total assets, the Fund will not purchase additional portfolio securities. Permissible borrowings will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests.

     7. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies. This restriction does not apply to repurchase agreements or loans of portfolio securities.

     8. Pledge, mortgage or hypothecate more than 10% of its net assets taken at cost at the time of the incurrence of such borrowings.

     9. Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     10. Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transactions. For the purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies. (Under the Investment Company Act of 1940 (the "Investment Company Act") no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

     11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, any officers, trustees and directors of the Trust or any investment adviser of the Trust, who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer, own in the aggregate more than 5% of such shares or securities.

     12. Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuous operation or purchase securities whose source of repayment if based, directly or indirectly, on the credit of such a company if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities; provided, however, that the Fund may purchase U.S. Government Securities without regard to this limitation.

     13. Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts nor does it prevent the Fund from purchasing securities secured by real estate or interests therein.

     14. Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 10% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the Securities and Exchange Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.

     15. Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof except that, as described above under "Firm Commitment Agreements," the Fund may enter into firm commitment agreements with respect to securities otherwise eligible for purchase by the Fund.

     Restriction 1 applies to securities subject to repurchase agreements but not to the repurchase agreements themselves provided that the obligation of the seller to repurchase the securities from the Fund is "collateralized fully" as defined in Rule 2a-7 under the Investment Company Act. Although Restriction 1 permits the Fund to invest up to 15% of its total assets in the obligations of any one bank, federal regulations applicable to the Fund currently prohibit the Fund (with limited exceptions) from making any investment that would result in more than 5% of the Fund's assets being invested in obligations of a single issuer.

     The limitation on investment in illiquid securities set forth in Restriction 14 does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Manager or Sub-adviser has determined to be liquid under procedures approved by the Board of Trustees.

LIQUID ASSETS FUND

     The following investment restrictions are fundamental policies of LAF and may not be changed except as described above.

     LAF may not:

     1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2.   Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 331/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Fund's total assets to secure such borrowings. The Fund will purchase portfolio securities if its borrowings exceed 5% of the Fund's net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Trust to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

     4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

     6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

     7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     8.   Make investments for the purpose of exercising control or management.

     9. Invest in securities of other non-affiliated investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, or except as part of a merger, consolidation or other acquisition.

     10. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 331/3% of the value of the Fund's total assets).

     11. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

     12. Purchase more than 10% of the outstanding voting securities of any one issuer.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

                                TRUSTEES AND OFFICERS

                                 POSITION                  PRINCIPAL OCCUPATIONS AND
NAME, ADDRESS AND AGE(1)      WITH THE TRUST                   OTHER AFFILIATIONS
------------------------      --------------               -------------------------

 Edward D. Beach (72)             Trustee                  President and Director of BMC Fund,
                                                                Inc., a closed-end investment
                                                                company; Certified Public
                                                                Accountant and Secretary and
                                                                Treasurer of Broyhill Family
                                                                Foundation Inc.; Member of the
                                                                Board of Trustees of Mars Hill
                                                                College; and Director of The High
                                                                Yield Income Fund, Inc.

 Stephen C. Eyre (74)             Trustee                  Executive Director of The John A.
                                                                Hartford Foundation, Inc.
                                                                (charitable foundation) (since May
                                                                1985); Director of Faircom, Inc.;
                                                                and Trustee Emeritus of Pace
                                                                University.

 Delayne Dedrick Gold (59)        Trustee                  Marketing and Management Consultant and
                                                                Director of The High Yield Income
                                                                Fund, Inc.

 *Robert F. Gunia (50)            Trustee                  Comptroller (since May 1996) of
                                                                Prudential Investments; Executive
                                                                Vice President and Treasurer (since
                                                                December 1996) of PIFM; Senior Vice
                                                                President (since March 1987) of
                                                                PSI; Vice President and Director of
                                                                Nicholas-Applegate Fund, Inc. and
                                                                The Asia Pacific Fund, Inc.
                                                                Formerly, Chief Administrative
                                                                Officer (July 1990-September 1996),
                                                                Director (January 1989-September
                                                                1996) and Executive Vice President,
                                                                Treasurer and Chief Financial
                                                                Officer (June 1987-September 1996)
                                                                of Prudential Mutual Fund
                                                                Management, Inc. (PMF); and
                                                                Director of The High Yield Income
                                                                Fund, Inc.

 Don G. Hoff (61)                 Trustee                  Chairman and Chief Executive Officer
                                                                (since 1980) of Intertec, Inc.
                                                                (investments); Chairman and Chief
                                                                Executive Officer of The Lamaur
                                                                Corporation; Director of Innovative
                                                                Capital Management, Inc. and The
                                                                Greater China Fund, Inc.; and
                                                                Chairman and Director of The Asia
                                                                Pacific Fund, Inc.

 Robert E. LaBlanc (63)           Trustee                  President of Robert E. LaBlanc
                                                                Associates, Inc.
                                                                (telecommunications) since 1981.
                                                                Formerly, General Partner at
                                                                Salomon Brothers and Vice-Chairman
                                                                of Continental Telecom. Director of
                                                                Salient 3 Communications, Inc.,
                                                                Storage Technology Corporation,
                                                                Titan Corporation and Tribune
                                                                Company; and Trustee of Manhattan
                                                                College.


                                 POSITION                  PRINCIPAL OCCUPATIONS AND
NAME, ADDRESS AND AGE(1)      WITH THE TRUST                   OTHER AFFILIATIONS
------------------------      --------------               -------------------------

*Mendel A. Melzer, CFA (36)       Trustee                  Chief Investment Officer (since October
 751 Broad Street                                               1996) of Prudential Mutual Funds
 Newark, NJ 07102                                               and Vice President of PIC.
                                                                Formerly, Chief Financial Officer
                                                                (November 1995-October 1996) of
                                                                Prudential Investments; Senior Vice
                                                                President and Chief Financial
                                                                Officer of Prudential Preferred
                                                                Financial Services (April
                                                                1993-November 1995); and Managing
                                                                Director of Prudential Investment
                                                                Advisors (April 1991-April 1993).
                                                                Chairman and Director of Prudential
                                                                Series Fund, Inc.; and Director of
                                                                The High Yield Income Fund, Inc.

 Robin B. Smith (58)              Trustee                  Chairman and Chief Executive Officer
                                                                (since August 1996) of Publishers
                                                                Clearing House.  Formerly,
                                                                President and Chief Executive
                                                                Officer (January 1989-August 1996)
                                                                and President and Chief Operating
                                                                Officer (September 1981-December
                                                                1988) of Publishers Clearing House.
                                                                Director of BellSouth Corporation,
                                                                Texaco Inc., Spring Industries
                                                                Inc., and Kmart Corporation.

 Stephen Stoneburn (54)           Trustee                  President and Chief Executive Officer
                                                                (since June 1996) of Quadrant Media
                                                                Corp. (a publishing company).
                                                                Formerly, President (June 1995-June
                                                                1996) of Argus Integrated Media,
                                                                Inc.; Senior Vice President and
                                                                Managing Director (January
                                                                1993-1995) of Cowles Business
                                                                Media; and Senior Vice President
                                                                (January 1991-1992) of Gralla
                                                                Publications (a division of United
                                                                Newspapers, U.K.).

 Nancy H. Teeters (67)            Trustee                  Economist.  Formerly, Vice President and
                                                                Chief Economist (March 1986-June
                                                                1990) of International Business
                                                                Machines Corporation.  Member of
                                                                the Board of Governors of the
                                                                Horace H. Rackhan School of
                                                                Graduate Studies of the University
                                                                of Michigan; Director of Inland
                                                                Steel Corporation (since July
                                                                1991); and Director of The High
                                                                Yield Income Fund, Inc.


                                 POSITION                  PRINCIPAL OCCUPATIONS AND
NAME, ADDRESS AND AGE(1)      WITH THE TRUST                   OTHER AFFILIATIONS
------------------------      --------------               -------------------------

*Richard A. Redeker (54)         President                 Employee of Prudential Investments.
 751 Broad Street                                               Formerly President, Chief Executive
 Newark, NJ 07102                                               Officer and Director (October 1993-
                                                                September 1996) of PMF, Executive
                                                                Vice President, Director and Member
                                                                of the Operating Committee (October
                                                                1993-September 1996) of Prudential
                                                                Securities, Director (October
                                                                1993-September 1996) of Prudential
                                                                Securities Group, Inc., Executive
                                                                Vice President (July 1994-September
                                                                1996) of The Prudential Investment
                                                                Corporation, Director (January
                                                                1994-September 1996) of Prudential
                                                                Mutual Fund Distributors, Inc. and
                                                                Prudential Mutual Fund Services,
                                                                Inc. and Senior Executive Vice
                                                                President and Director (September
                                                                1978-September 1993) of Kemper
                                                                Financial Services, Inc.

 Thomas A. Early (42)         Vice President               Vice President and General Counsel
                                                                (since March 1997), PMF&A;
                                                                Executive Vice President, Secretary
                                                                and General Counsel (since December
                                                                1996), PIFM.  Formerly Vice
                                                                President and General Counsel
                                                                (March 1994-March 1997), Prudential
                                                                Retirement Services and Associate
                                                                General Counsel and Chief Financial
                                                                Services Officer (1988-1994), Frank
                                                                Russell Company.

 S. Jane Rose (51)               Secretary                 Senior Vice President (since December
                                                                1996) of PIFM; Senior Vice
                                                                President and Senior Counsel (since
                                                                July 1992) of Prudential
                                                                Securities.  Formerly Senior Vice
                                                                President (January 1991-September
                                                                1996) and Senior Counsel (June
                                                                1987-September 1996) of PMF.

 Grace C. Torres (38)         Treasurer and                First Vice President (since December
                                Principal                       1996) of PIFM; First Vice President
                              Financial and                     (since March 1994) of Prudential
                                Accounting                      Securities.  Formerly First Vice
                                 Officer                        President (March 1994-September
                                                                1996), PMF and Vice President (July
                                                                1989-March 1994) of Bankers Trust.

 Stephen M. Ungerman (43)        Assistant                 Tax Director (since March 1996) of
                                 Treasurer                      Prudential Investments and the
                                                                Private Asset Group of The
                                                                Prudential Insurance Company of
                                                                America.  Formerly First Vice
                                                                President (February 1993-September
                                                                1996) of PMF and prior thereto,
                                                                Senior Tax Manager (1981-January
                                                                1993) of Price Waterhouse LLP.

Robert C. Rosselot (37)          Assistant                 Assistant General Counsel (since
                                 Secretary                      September 1997) of PIFM. Formerly,
                                                                partner with the firm of Howard &
                                                                Howard, Bloomfield Hills, Michigan
                                                                (since December 1995) and, prior
                                                                thereto, Corporate Counsel,
                                                                Federated Investors (1990-1995).
----------------------

(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

* "Interested" Trustee of the Fund, as defined in the Investment Company Act of 1940 (the Investment Company Act).

    Trustees and officers of the Trust are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities.

    The officers conduct and supervise the daily business operations of the Trust, while the Trustees, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

    The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 72, except that retirement is being phased in for Trustees who were age 68 or older as of December 31, 1993. Under this phase-in provision, Messrs. Beach and Eyre are scheduled to retire on December 31, 1999 and December 31, 1998, respectively.

    Pursuant to the terms of the Management Agreements with the Trust, the Manager pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of the Manager.

    The Trust pays each of its Trustees who is not an affiliated person of PIFM or Prudential Investments (PI) annual compensation of $3,000, in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds on the board of which the Trustee will be asked to serve.

    Trustees may receive their Trustee's fees pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues daily the amount of such Trustee's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, at the daily rate of return of the Trust. Payment of the interest so accrued is also deferred and accruals become payable at the option of the Trustee. A Fund's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Fund.

    The following table sets forth the aggregate compensation paid by the Fund to the Trustees who are not affiliated with the Manager for the fiscal year ended September 30, 1997 and the aggregate compensation paid to such Trustees for service on the Trust's Board and that of all other funds managed by PIFM (Fund Complex) for the calendar year ended December 31, 1996. In October 1997, PIFM recommended to the Board of Trustees, and the Board approved, certain changes in the Trust's management and operations, subject to shareholder approval, whereby substantially similar services would be furnished, but with lower expenses. Accordingly, on December 11, 1997, the shareholders elected a new Board of Trustees, approved a management agreement between the Trust and PIFM and approved a subadvisory agreement between PIFM and The Prudential Investment Corporation. These new agreements became effective at the close of business on December 12, 1997. Below is listed all Trustees who have served the Trust during its most recent fiscal year, as well as the new Trustees who took office after the shareholder meeting in December.

                                  COMPENSATION TABLE




                                                                 PENSION OR                      APPROXIMATE
                                                                 RETIREMENT                      COMPENSATION
                                                                  BENEFITS       ESTIMATED        FROM TRUST
                                                   AGGREGATE   ACCRUED AS PART     ANNUAL      AND PRUDENTIAL FUND
                                                  COMPENSATION    OF TRUST      BENEFITS UPON    COMPLEX PAID
              NAME AND POSITION                    FROM TRUST     EXPENSES       RETIREMENT      TO TRUSTEES(2)
              -----------------                  ------------  ---------------  -------------  -------------------
Edward D. Beach--Trustee . . . . . . . . .         $               None              N/A        $ 166,000(21/39)*
E. Philip Cannon--Former Trustee . . . . .         $[_____]       [_____]          [_____]      **
Donald P. Carter--Former Trustee . . . . .         $[_____]       [_____]          [_____]      **
Gary A. Childress--Former Trustee. . . . .         $[_____]       [_____]          [_____]      **
William D. Cvengros--Former Trustee. . . .         $[_____]       [_____]          [_____]      **
Stephen C. Eyre--Trustee . . . . . . . . .         $               None              N/A        $  34,250( 4/ 5)*
Delayne D. Gold--Trustee . . . . . . . . .         $               None              N/A        $ 175,308(21/42)*
Robert D. Gunia(1)--Trustee. . . . . . . .              --         None              N/A        --
Don G. Hoff--Trustee . . . . . . . . . . .         $               None              N/A        $  50,042( 5/ 7)*
Robert F. LaBlanc--Trustee . . . . . . . .         $               None              N/A        $  34,542( 4/ 6)*
Gary L. Light--Former Trustee. . . . . . .         $[_____]       [_____]          [_____]      **
Mendel A. Melzer(1)--Trustee . . . . . . .              --         None              N/A        --
Richard L. Nelson--Former Trustee. . . . .         $[_____]       [_____]          [_____]      **
Lyman W. Porter--Former Trustee. . . . . .         $[_____]       [_____]          [_____]      **
Robert A. Prindiville--Former Trustee. . .         $[_____]       [_____]          [_____]      **
Alan Richards--Former Trustee. . . . . . .         $[_____]       [_____]          [_____]      **
Joel Segall--Former Trustee. . . . . . . .         $[_____]       [_____]          [_____]      **
Robin B. Smith--Trustee. . . . . . . . . .         $               None              N/A        $  89,957(11/20)*
Stephen Stoneburn--Trustee . . . . . . . .         $               None              N/A        $  30,375( 4/ 6)*
W. Bryant Stooks--Former Trustee . . . . .         $[_____]       [_____]          [_____]      **
Nancy H. Teeters--Trustee. . . . . . . . .         $               None              N/A        $ 103,583(11/28)*
Gerald M. Thorne--Former Trustee . . . . .         $[_____]       [_____]          [_____]      **
Stephen J. Treadway--Former Trustee. . . .         $[_____]       [_____]          [_____]      **

------------------------

    * Indicates number of funds/portfolios in Prudential Fund Complex (including the Trust) to which aggregate compensation relates.

    ** Former Trustees receive no compensation from any fund in the Prudential Fund Complex, other than the Trust as shown in the first column.

    (1) Robert F. Gunia and Mendel A. Melzer, who are interested Trustees, do not receive compensation from the Trust or any fund in the Fund Complex.

    (2) Total compensation from all the funds in the Prudential Fund Complex for the calendar year ended December 31, 1996, including amounts deferred at the election of Trustees under the funds' Deferred Compensation Plans. Including accrued interest, total deferred compensation amounted to $109,294 for Trustee Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the daily rate of return of the Trust.

         As of October 20, 1997, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of each of the Funds and of the Trust as a whole.

         As of October 20, 1997, Prudential Securities Incorporated, One
     Seaport Plaza, New York, New York 10292 was the record owner of 667,817,842 shares (or 99.9% of the shares) of NMMF.

                                       MANAGER

    The manager of the Trust is Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 (PIFM or the Manager). PIFM serves as manager to all of the other investment companies that, together with the Trust, comprise the Prudential Mutual Funds. See "How the Fund is Managed" in each Prospectus. As of November __, 1997, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $____ billion. According to the Investment Company Institute, as of June 30, 1997, the Prudential Mutual Funds were the 16th largest family of mutual funds in the United States.

    PIFM is a subsidiary of Prudential Securities Incorporated. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

    Pursuant to the Management Agreement for NMMF (the NMMF Management Agreement) and the Management Agreement for LAF (the LAF Management Agreement and, together with the NMMF Management Agreement, the Management Agreements), both of which become effective on December 12, 1997, PIFM, subject to the supervision of the Trust's Board of Trustees and in conformity with the stated policies of the Funds, manages both the investment operations of each Fund and the composition of each Fund's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, PIFM is obligated to keep certain books and records of the Trust. PIFM also administers the Trust's business affairs and, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Trust's custodian, and PMFS, the Trust's transfer and shareholder servicing agent. The management services of PIFM for the Trust are not exclusive under the terms of the Management Agreements and PIFM is free to, and does, render management services to others.

    For its services, PIFM receives, pursuant to the NMMF Management Agreement, a fee at an annual rate of the average daily net assets of the Fund of .390% of the first $1 billion of net assets; .375% of the next $500 million of net assets; .350% of the next $500 million of net assets; and .325% of net assets in excess of $2 billion. The fee is computed daily and payable monthly. PIFM has agreed, to the extent NMMF's total expenses exceed .62 of 1% of the average daily net assets of NMMF for the fiscal year ending September 30, 1998, to reimburse NMMF for certain expenses up to an aggregate amount of $100,000 to the extent necessary to reduce such total operating expenses to .62 of 1%. For the expenses PIFM assumes pursuant to the LAF Management Agreement, PIFM will be reimbursed for its direct costs, exclusive of any profit or overhead, not to exceed .39% of the LAF's average daily net assets. It is expected that this amount will be approximately .09 of 1% of the average daily net assets of LAF for the fiscal year ending September 30, 1998.

    In connection with its management of the business affairs of the Trust pursuant to the Management Agreements, PIFM bears the following expenses:

         (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of PIFM or the Trust's investment adviser;

         (b) all expenses incurred by PIFM or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and

         (c) the costs and expenses payable to The Prudential Investment Corporation, doing business as Prudential Investments (PI or the Subadviser), pursuant to subadvisory agreements on behalf of the Funds between PIFM and PI (the Subadvisory Agreements).

    Under the terms of the Management Agreements, the Trust is responsible for the payment of the following expenses, including (a) the fees or reimbursements payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager or the Trust's investment adviser, (c) the fees and certain expenses of the Trust's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of the Trust's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and trust fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member,
(h) the cost of share certificates, if any, representing, and/or non-negotiable share deposit receipts evidencing, shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business and (m) any expenses assumed by the Fund pursuant to a distribution plan adopted under Rule 12b-1 of the Investment Company Act.

    Each Management Agreement also provides that PIFM will not be liable for any error of judgment or any loss suffered by the Trust in connection with the matters to which the Management Agreements relate except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreements provide that each said agreement will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

    For the fiscal year ended September 30, 1997 and the prior fiscal years, PIMCO Advisors L.P. (PALP), served as manager for NMMF. Pursuant to a management contract between PALP and NMMF, which contract was terminated by a vote of the former Trustees on October 22, 1997, effective at the close of business on December 12, 1997, the Fund paid PALP a monthly fee as follows:
 .425% of the first $500 million of the average net assets of NMMF, .400% of the next $500 million, .375% of the next $500 million, .350% of the next $500 million and .325% of amounts in excess of $2 billion. For the fiscal years ended September 30, 1995, 1996 and 1997, NMMF paid PALP $2,915,606, $2,560,734 and $2,886,449, respectively, for its services under its management contract. NMMF's total operating expenses for the fiscal year ended September 30, 1997 were .65%, of which .42% were management fees, .10% were 12b-1 fees and .13% represented all other expenses.

    PIFM has entered into Subadvisory Agreements with PIC, doing business as PI (the Subadviser), a wholly-owned subsidiary of Prudential, on behalf of each of NMMF and LAF. The Subadvisory Agreements provide that PI furnish investment advisory services in connection with the investment management of the Funds. In connection therewith, PI is obligated to keep certain books and records of the Funds. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreements and supervises PI's performance of such services. In connection with NMMF, PI is reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing services to PIFM. In connection with LAF, PI is reimbursed by PIFM for its direct costs, excluding profit and overhead, incurred by PI in furnishing services to PIFM.

    The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Funds' portfolios. The credit unit, with a staff including 7 credit analysts, reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Funds may invest.

    The Subadvisory Agreements provide that each will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreements. The Subadvisory Agreements may be terminated by the Trust, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreements provide that they will continue in effect for a period of more than two years from their execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

                                     DISTRIBUTOR

    Prudential Securities Incorporated (Prudential Securities, PSI or the Distributor), One Seaport Plaza, New York, New York 10292, acts as the distributor of the Trust's shares. In November 1997, more than 99% of the outstanding voting shares of NMMF were owned by clients of PSI.

    Prudential Securities is engaged in the securities underwriting and securities and commodities brokerage business and is a member of the New York Stock Exchange, other major securities and commodities exchanges and the National Association of Securities Dealers, Inc. (NASD). Prudential Securities is also engaged in the investment advisory business. Prudential Securities is a wholly-owned subsidiary of Prudential Securities Group, Inc., which is an indirect, wholly-owned subsidiary of Prudential. The services it provides to the Trust are discussed in each Fund's Prospectus. See "How the Fund is Managed--Distributor."

    Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION PLAN

    Under the NMMF Distribution Plan (the Plan) and the Trust's Distribution Agreement dated December 12, 1997, NMMF pays the Distributor a distribution fee of up to 0.10% of the average daily net assets of the shares of NMMF, computed daily and payable monthly which is designed to reimburse the Distributor, in whole or in part, for its services. Prudential Securities incurs the expenses of distributing LAF shares, none of which are reimbursed by or paid for by LAF.
See "How the Fund is Managed-- Distributor" in each Prospectus.

    For the fiscal year ended September 30, 1997, PIMCO Funds Distribution Company (PIMCO Funds) served as distributor of shares of the Trust. Pursuant to a distribution agreement which was terminated on December 12, 1997, NMMF paid a distribution fee of up to .175% of the average daily net assets of NMMF, which was designed to reimburse PIMCO Funds for its services and expenses in connection with the distribution of NMMF's shares. For the fiscal year ended September 30, 1997, NMMF paid PIMCO Funds a distribution fee of $__________, which was used as follows: sales commissions and other compensation to sales personnel, $_____; and preparing, printing and distributing sales material and advertising and preparing, printing and distributing prospectuses to non-shareholders and other expenses (including data processing, legal and operations), $______.

    The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit NMMF and its shareholders.

    Pursuant to the Plan, the Trustees will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the Trust by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to NMMF without approval of the shareholders of NMMF, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the Rule 12b-1 Trustees) or by a vote of a majority of the outstanding voting securities of the shares of the Fund (as defined in the Investment Company Act). The Trust's Distribution Agreement provides that it will terminate automatically if assigned and that it may be terminated, without payment of any penalty, by a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of the Trust, or by the Distributor, on 60 days' written notice to the other party.

    NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of NMMF shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of NMMF may not exceed .75 of 1% per class. The 6.25% limitation applies to NMMF rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of NMMF, all sales charges on shares of NMMF would be suspended.

                                  PURCHASE OF SHARES
NATIONAL MONEY MARKET FUND

    Shares of the Fund are offered to investment advisory clients of Prudential Securities that participate in any of the following managed account programs sponsored by Prudential Securities: Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS), Managed Assets Consulting Services -- Custom Services (MACS-CS) and Prudential Securities Investment Supervisory Group. See "Shareholder Guide--How to Purchase Shares of the Fund" in the NMMF
Prospectus. A Prudential Securities client who applies to participate in these managed account programs will be eligible to purchase shares of NMMF during the period between submission to and acceptance of the application by Prudential Securities. Eligibility of participants is within the discretion of Prudential Securities.

LIQUID ASSETS FUND

    Shares of LAF are offered to investment advisory clients of Prudential Securities Incorporated (Prudential Securities) that (a) participate in any of the following managed account programs sponsored by Prudential Securities:
Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS) and Prudential Securities Investment Supervisory Group and (b) are "Eligible Benefit Plans." "Eligible Benefit Plans" include (i) employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than governmental plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA, (ii) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, (iii) deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code, and (iv) Individual Retirement Accounts
(IRAs) as defined in Section 408(a) of the Internal Revenue Code. See "Shareholder Guide--How to Purchase Shares of the Fund" in the LAF Prospectus.
A Prudential Securities client who applies to participate in these managed account programs will be eligible to purchase shares of LAF during the period between submission to and acceptance of the application by Prudential Securities. Investment advisory clients of Prudential Securities which receive Managed Assets Consulting Services Custom Services are not eligible to purchase shares of LAF. Eligibility of participants is within the discretion of Prudential Securities. Unless notice was given to the contrary by the Prudential Securities client that satisfied the eligibility requirements set forth in (a) and (b) above, at the close of business on December 19, 1997, all NMMF shares held in such account were redeemed, and shares of LAF were purchased in their stead. LAF then became the primary money sweep fund for such account.

                                   NET ASSET VALUE

    Each Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Trust's Board of Trustees has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Trustees to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by the Trust that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

    Each Fund computes its net asset value at 4:30 PM New York time, on each day the New York Stock Exchange (the Exchange) is open for trading. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                PORTFOLIO TRANSACTIONS

    The Manager is responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Trust does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities, or an affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company Act), except in accordance with rules of the SEC. The Trust will not deal with Prudential Securities or its affiliates on a principal basis.

    In placing orders for portfolio securities of the Trust, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Trust, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Trust may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Trust's, and the services furnished by such brokers may be used by the Manager in providing investment management for the Trust. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Trust does not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

    Subject to the above considerations, Prudential Securities may act as a securities broker (or futures commission merchant) for the Trust. In order for Prudential Securities to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.

    During the fiscal years ended September 30, 1995, 1996 and 1997, the Trust paid no brokerage commissions.

                                        TAXES

    NMMF has elected, and LAF will elect, to qualify, and each Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a Fund did realize long-term capital gains, permits net capital gains of the Fund (I.E., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that Fund.

    Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a Fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) for tax years beginning on or before August 5, 1997, a Fund may derive less than 30% of its annual gross income from gains (without reduction for losses) from the sale or other disposition of securities, options thereon, held for less than three months; (c) a Fund may diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (d) the Fund may distribute to its shareholders at least 90% of its net investment income and net short-term gains (I.E., the excess of net short-term capital gains over net long-term capital losses) in each year.

    Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Funds do not anticipate realizing long-term capital gains. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules.

    Each Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

    It is anticipated that the net asset value per share of each Fund will remain constant. However, if the net asset value per share fluctuates and a loss is realized on a sale, redemption or exchange of shares of a Fund by a shareholder, certain rules may apply which would limit the ability of the shareholder to recognize such loss if, for example, the shareholder replaced the shares within 30 days of the disposition of the shares.

    Dividends and distributions may also be subject to state and local taxes.

    The Trust under which the Funds are created is organized as a Massachusetts business trust. Under current law, so long as the Funds qualify for federal income tax treatment as described above, it is believed that neither the Trust nor the Funds should be liable for any income or franchise tax in The Commonwealth of Massachusetts.

                                 CALCULATION OF YIELD

    Each Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Fund's portfolio, and its operating expenses. Each Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    Effective yield = [(base period return+1)365/7]-1

    Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

    Each Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

                 CUSTODIAN, TRANSFER AND SHAREHOLDER SERVICING AGENT
                             AND INDEPENDENT ACCOUNTANTS

    State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Trust's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Trust.

    Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Shareholder Servicing Agent of the Trust. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, PMFS receives a monthly fee plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs.

    PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to NMMF, PMFS receives an annual fee ($9.50) per shareholder account, a new account set up fee ($2.00) for each manually-established account and a monthly inactive zero balance account fee ($0.20) per shareholder account plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. In connection with the transfer agency services rendered by PMFS to LAF, PMFS will be reimbursed for its direct costs, excluding profit and overhead.

    Price Waterhouse LLP, serves as the Trust's independent public accountants. Price Waterhouse LLP provides audit services, accounting assistance, and consultation in connection with Securities and Exchange Commission filings. The financial information for NMMF provided under "Financial Statements" for the fiscal year ended September 30, 1997 has been audited by Price Waterhouse LLP, whose report is also included under "Financial Statements." Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, served as independent public accountants for NMMF through the fiscal year ended
September 30, 1996. The financial information for NMMF provided under "Financial Statements" for the fiscal year ended September 30, 1996 has been audited by Coopers & Lybrand L.L.P., whose report is also included under "Financial Statements."

                                 GENERAL INFORMATION

    The Trust was organized on April 27, 1984 as a Massachusetts business trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, which may be divided into an unlimited number of shares of such shares, and which presently consist of NMMF and LAF. Each share of a series represents an equal proportionate interest in that series with each other share of that series and is entitled to a proportionate interest in the dividends and distributions from that series. Upon termination of a series, whether pursuant to liquidation of the series of otherwise, shareholders of that series are entitled to share pro rata in the net assets of the series then available for distribution to such shareholders. Shareholders have no preemptive rights.

    A copy of the Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or a series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of an affected series or by the Trustees upon written notice to the shareholders. Upon termination of the Trust or of a series, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the series as may be determined by the Trustees, the series shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the series involved, ratably according to the number of shares of such series held by the several shareholders of the series on the date of termination.

    The assets received by the Trust for the issue or sale of shares of a series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that series, and constitute the underlying assets of that series. The underlying assets of a series are segregated and are charged with the expenses, including the organizational expenses, in respect of that series and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of the series, if more than one series has shares outstanding, certain expenses may be legally chargeable against the assets of all series.

    Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of a series for all loss and expense of any shareholder of that series held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the series of which he was a shareholder would be unable to meet its obligations.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    As described in the Prospectuses, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

    Except as otherwise disclosed in the Prospectuses and in this Statement of Additional Information, the Trustees shall continue to hold office and may appoint their successors.

                 [FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
           ACCOUNTANTS FOR NMMF TO BE COMPLETED IN A RULE 485(b)(1)(iii)
                     FILING AS PERMITTED BY RULE 485 (d)(2)]

                       APPENDIX A--HISTORICAL PERFORMANCE DATA

    The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

    This chart shows the long-term performance of various asset classes and the rate of inflation.




                                       (CHART)



Source: Stocks, Bonds, Bills and Information 1996 Yearbook, Ibbotson Associates, Chicago, Illinois. Used with permission. All rights reserved. (Annually updates both by Roger G. Ibbotson and Rex A. Sinquefield.) This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential Mutual Fund.

Generally, stock returns are due to capital appreciation and reinvesting any gains. Bond returns are due mainly to reinvesting interest. Also, stock prices are usually more volatile than bond prices over the long-term. Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).


                                       App. A-1

    Set forth below is historical performance data relating to various sectors of the fixed-income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1987 through 1996. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Trust or of any sector in which the Trust invests.

    All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Trust Expenses" in the prospectus. The net effect of the deduction of the operating expenses of a mutual fund on these historical total returns, including the compounded effect over time, could be substantial.

              HISTORICAL TOTAL RETURNS OF DIFFERENT BOND MARKET SECTORS





                                       (CHART)



(1) LEHMAN BROTHERS TREASURY BOND INDEX is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.

(2) LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is an unmanaged index that includes over 600 15- and 30-year fixed-rate mortgage-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).

(3) LEHMAN BROTHERS CORPORATE BOND INDEX includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S. dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year.

(4) LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index comprising over 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the index have maturities of at least one year.

(5) SALOMON BROTHERS WORLD GOVERNMENT INDEX (NON U.S.) includes over 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

                                       App. A-2

This chart illustrates the performance of major world stock markets for the period from 1986 through 1996. It does not represent the performance of any Prudential Mutual Fund.

                             AVERAGE ANNUAL TOTAL RETURNS
                             OF MAJOR WORLD STOCK MARKETS
                            (1986-1996) (IN U.S. DOLLARS)




                                       (CHART)


Source: Morgan Stanley Capital International (MSCI). Used with permission. Morgan Stanley Country indices are unmanaged indices which include those stocks making up the largest two-thirds of each country's total stock market capitalization. Returns reflect the reinvestment of all distributions. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment. Investors cannot invest directly in stock indices.



This chart shows the growth of a hypothetical $10,000 investment made in the stocks representing the S&P 500 stock index with and without reinvested dividends.





                                       (CHART)


Source: Stocks, Bonds, Bills, and Inflation 1996 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. This chart is used for illustrative purposes only and is not intended to represent the past, present or future performance of any Prudential Mutual Fund. Common stock total return is based on the Standard & Poor's 500 Stock Index, a market-value-weighted index made up of 500 of the largest stocks in the U.S. based upon their stock market value. Investors cannot invest directly in indices.




                                       (CHART)


Source: Morgan Stanley Capital International, December 1996. Used with permission. This chart represents the capitalization of major world stock markets as measured by the Morgan Stanley Capital International (MSCI) World Index. The total market capitalization is based on the value of 1579 companies in 22 countries (representing approximately 60% of the aggregate market value of the stock exchanges). This chart is for illustrative purposes only and does not represent the allocation of any Prudential Mutual Fund.


                                       App. A-3

    The chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.

                 LONG U.S. TREASURY BOND YIELD IN PERCENT (1926-1996)







                                   (PASTE-UP CHART)







-------------
Source: Stocks, Bonds, Bills, and Inflation 1996 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. The chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-1996. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be construed to represent the yields of any Prudential Mutual Fund.


                                       App. A-4

            APPENDIX B--GENERAL INVESTMENT INFORMATION

     The following terms are used in mutual fund investing.

ASSET ALLOCATION

     Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, I.E., principal and interest payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

     Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.


                             App. B-1

          APPENDIX C--INFORMATION RELATING TO PRUDENTIAL


     Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "Management of the Fund--Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1995 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PIC) or from other sources believed by the Manager to be reliable. Such information has not been verified by the Fund.

INFORMATION ABOUT PRUDENTIAL

     The Manager and PIC(1) are subsidiaries of Prudential, which is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1996. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs almost 81,000 persons worldwide, and maintains a sales force of approximately 11,500 agents and nearly 6,400 financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

     INSURANCE. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 50 million people worldwide. Long one of the largest issuers of individual life insurance, the Prudential has 22 million life insurance policies in force today with a face value of $1 trillion. Prudential has the largest capital base ($12.1 billion) of any life insurance company in the United States. Prudential provides auto insurance for approximately 1.6 million cars and insures approximately 1.2 million homes.

     MONEY MANAGEMENT. Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1996, Prudential had more than $332 billion in assets under management. Prudential Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part) manages over $190 billion in assets of institutions and individuals. In PENSIONS & INVESTMENTS, May 12, 1997, Prudential was ranked third in terms of total assets under management.

     REAL ESTATE. Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 37,000 brokers and agents across the United States.(2)

     HEALTHCARE. Over two decades ago, Prudential introduced the first federally-funded, for-profit HMO in the country. Today, approximately 4.6 million Americans receive healthcare from a Prudential managed care membership.


-------------------------------
(1) Prudential Investments, a business group of PIC, serves as the Subadviser to substantially all of the Prudential Mutual Funds. Wellington Management Company serves as the subadviser to Global Utility Fund, Inc., Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc., Jennison Associates Capital Corp. as the subadviser to Prudential Jennison Series Fund, Inc. and Prudential Active Balanced Fund, a portfolio of Prudential Dryden Fund, Mercator Assets Management LP, as the subadviser to International Stock Series, a portfolio of Prudential World Fund, Inc. and BlackRock Financial Management, Inc. as the subadviser to The BlackRock Government Income Trust. There are multiple subadvisers for The Target Portfolio Trust.


(2)  As of December 31, 1996.


                             App. C-1

     FINANCIAL SERVICES. The Prudential Bank, a wholly-owned subsidiary of Prudential, has over $1 billion in assets and serves nearly 1.5 million customers across 50 states.

INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS

     As of June 30, 1997, Prudential Investments Fund Management is the fifteenth largest mutual fund company in the country, with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.

     The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.

     From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as THE WALL STREET JOURNAL, THE NEW YORK TIMES, BARRON'S and USA TODAY.

     EQUITY FUNDS. FORBES magazine listed Prudential Equity Fund among twenty mutual funds on its Honor Roll in its mutual fund issue of August 28, 1995. Honorees are chosen annually among mutual funds (excluding sector funds) which are open to new investors and have had the same management for at least five years. Forbes considers, among other criteria, the total return of a mutual fund in both bull and bear markets as well as a fund's risk profile. Prudential Equity Fund is managed with a "value" investment style by PIC. In 1995, Prudential Securities introduced Prudential Jennison Fund, a growth-style equity fund managed by Jennison Associates Capital Corp., a premier institutional equity manager and a subsidiary of Prudential.

     HIGH YIELD FUNDS. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitor the 167 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase.(3) Non-investment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.

     Prudential's portfolio managers are supported by a large and sophisticated research organization. Fourteen investment grade bond analysts monitor the financial viability of approximately 1,750 different bond issuers in the investment grade corporate and municipal bond markets--from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider among other things sinking fund provisions and interest coverage ratios.

     Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers--from PULP AND PAPER FORECASTER to WOMEN'S WEAR DAILY--to keep them informed of the industries they follow.

     Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential mutual fund.


-----------------------------------
(3) As of December 31, 1995. The number of bonds and the size of the Fund are subject to change.


                             App. C-2

     Prudential Mutual Funds trade approximately $31 billion in U.S. and foreign government securities a year. PIC seeks information from government policy makers. In 1995, Prudential's portfolio managers met with several senior U.S. and foreign government officials, on issues ranging from economic conditions in foreign countries to the viability of index-linked securities in the United States.

     Prudential Mutual Funds' portfolio managers and analysts met with over 1,200 companies in 1995, often with the Chief Executive Officer (CEO) or Chief Financial Officer (CFO). They also attended over 250 industry conferences.

     Prudential Mutual Fund global equity managers conducted many of their visits overseas, often holding private meetings with a company in a foreign language (our global equity managers speak 7 different languages, including Mandarin Chinese).

     TRADING DATA.(4) On an average day, Prudential Mutual Funds' U.S. and foreign equity trading desks traded $77 million in securities representing over
3.8 million shares with nearly 200 different firms. Prudential Mutual Funds' bond trading desks traded $157 million in government and corporate bonds on an average day. That represents more in daily trading than most bond funds tracked by Lipper even have in assets.(5) Prudential Mutual Funds' money market desk traded $3.2 billion in money market securities on an average day, or over $800 billion a year. They made a trade every 3 minutes of every trading day. In 1994, the Prudential Mutual Funds effected more than 40,000 trades in money market securities and held on average $20 billion of money market securities.(6)

     Based on complex-wide data, on an average day, over 7,250 shareholders telephoned Prudential Mutual Fund Services, Inc., the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls answered.

INFORMATION ABOUT PRUDENTIAL SECURITIES

     Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 5,600 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and annuities. As of December 31, 1995, assets held by Prudential Securities for its clients approximated $168 billion. During 1994, over 28,000 new customer accounts were opened each month at PSI.(7)

     Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas. Prudential Securities is the only Wall Street firm to have its own in-house Certified Financial Planner (CFP) program. In the December 1995 issue of REGISTERED REP, an industry publication, Prudential Securities Financial Advisor training programs received a grade of A- (compared to an industry average of B+).


--------------------------------------
(4) Trading data represents average daily transactions for portfolios of the Prudential Mutual Funds for which PIC serves as the subadviser, portfolios of the Prudential Series Fund and institutional and non-US accounts managed by Prudential Mutual Fund Investment Management, a division of PIC, for the year ended December 31, 1995.

(5) Based on 669 funds in Lipper Analytical Services categories of Short U.S. Treasury, Short U.S. Government, Intermediate U.S. Treasury, Intermediate U.S. Government, Short Investment Grade Debt, Intermediate Investment Grade Debt, General U.S. Treasury, General U.S. Government and Mortgage funds.

(6)  As of December 31, 1994.

(7)  As of December 31, 1994.


                             App. C-3

     In 1995, Prudential Securities' equity research team ranked 8th in INSTITUTIONAL INVESTOR magazine's 1995 "All America Research Team" survey. Five Prudential Securities analysts were ranked as first-team finishers.(8)

     In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial Architect-SM-, a state-of-the-art asset allocation software program which helps Financial Advisors to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.

     For more complete information about any of the Prudential Mutual Funds, including charges and expenses, call your Prudential Securities financial advisor or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.


--------------------------------------
(8) On an annual basis, INSTITUTIONAL INVESTOR magazine surveys more than 700 institutional money managers, chief investment officers and research directors, asking them to evaluate analysts in 76 industry sectors. Scores are produced by taking the number of votes awarded to an individual analyst and weighting them based on the size of the voting institution. In total, the magazine sends its survey to approximately 2,000 institutions and a group of European and Asian institutions.


                             App. C-4

                                        PART C

                                  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

      (a)    FINANCIAL STATEMENTS:

             (1) Financial statements included in the Prospectuses constituting Part A of this Registration Statement:
                    Financial Highlights for Institutional Money Market Fund

             (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

             Portfolio of Investments at __________, 1997 for National Money Market Fund
                    Statement of Assets and Liabilities at __________, 1997 for National Money Market Fund
                    Statement of Operations for the Year Ended __________, 1997 for National Money Market Fund
                    Statement of Changes in Net Assets for the Years Ended __________, 1997 and 1996 for
                       National Money Market Fund
                    Notes to Financial Statements for National Money Market
                    Fund
                    Financial Highlights for National Money Market Fund
                    Report of Independent Accountants.

      (b)    EXHIBITS:

      1.     (a)    Agreement and Declaration of Trust of the Trust dated
                    April 27, 1984 and Amendment No. 1 dated June 19, 1984
                    incorporated by reference to Exhibit 1 to Registration
                    Statement on Form N-1A (No. 2-91889) filed on June 26, 1984
                    (the "Registration Statement").
             (b)    Amendment No. 2 to Agreement and Declaration of Trust of
                    the Trust dated August 9, 1984 incorporated by reference to
                    Exhibit 1 to Pre-Effective Amendment No. 1 to the
                    Registration Statement filed on September 12, 1984.
             (c)    Amendment No. 3 to Agreement and Declaration of Trust of
                    the Trust dated September 11, 1984 incorporated by
                    reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Registration Statement filed on February 1, 1985.
      2.     (a)    By-Laws of the Trust.*
             (b)    Amendment to By-Laws of the Trust dated July 25, 1990.*
             (c)    Amendment to By-Laws of the Trust dated May 24, 1991.*
             (d)    Amendment to By-Laws of the Trust dated October 22, 1997.*
      4.     (a)    Specimen Share Certificates of the National Money Market
                    Fund incorporated by reference to Exhibit 4 to
                    Pre-Effective Amendment No. 1 to the Registration Statement
                    filed on September 12, 1984.
             (b)    Specimen Share Certificate for the Liquid Assets Fund**
      5.     (a)    Form of Management Agreement between the Registrant, on
                    behalf of the National Money Market Fund, and Prudential
                    Investments Fund Management LLC.**
             (b)    Form of Subadvisory Agreement, with respect to the National
                    Money Market Fund, between Prudential Investments Fund
                    Management LLC and The Prudential Investment Corporation.**
             (c)    Form of Management Agreement between the Registrant, on
                    behalf of the Liquid Assets Fund, and Prudential
                    Investments Fund Management LLC.**

             (d) Form of Subadvisory Agreement, with respect to the Liquid Assets Fund, between Prudential Investments Fund Management LLC and the Prudential Investment Corporation.**
      6. Form of Distribution Agreement between the Registrant and Prudential Securities Inc.**
      8. Form of Custodian Contract between the Registrant and State Street Bank and Trust Company.**
      9. Form of Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services.**
      10. Opinion of Counsel, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.
      15. Amended Distribution Plan of the Trust, as revised through October 22, 1997.*
      16. Schedule for calculation of performance information incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on December 3, 1990.
      17.    Financial Data Schedule for the fiscal year ended September 30,
             1997.**
      19. Powers of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, Gary L. Light, Robert A. Prindiville, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter, Alan Richards and John P. Hardaway. *

-------------
 * Filed herewith.
** To be filed by Post-Effective Amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

      As of October 20, 1997 there were 32,702 record holders of shares of NMMF and no recordholders of shares of LAF nor of the Active Short-Term Fund.

ITEM 27.  INDEMNIFICATION.

      Item 27 of the Trust's Registration Statement, filed with the Commission on June 26, 1984 is incorporated herein by reference.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      (a) PIMCO Advisors L.P.(referred to herein as either the "Manager" or PIMCO Advisors L.P.) was organized as a limited partnership under Delaware law in 1987 and is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager advises one mutual fund complex other than the Trust, PIMCO Funds: Multi-Manager Series ("PFMMS"). The Manager also has various subsidiary partnerships which advise and manage mutual funds, individual accounts, profit sharing and pension funds and institutional accounts and act as sub-advisers to certain mutual funds.

      PIMCO Partners, G.P. ("PIMCO GP"), the Manager's general partner, is a general partnership with two partners: (i) an indirect wholly-owned subsidiary of Pacific Life Insurance Company; and (ii) PIMCO Partners, L.L.C. ("LLC"), a limited liability company, all of the interests of which are held directly by the Managing Directors of Pacific Investment Management Company who are William
H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson, Jr., William
C. Powers, David H. Edington, Benjamin L. Trosky, William R. Benz, II, and Lee
R. Thomas, III (collectively, the "Managing Directors").

      PIMCO Partners, G.P. has substantially delegated its management and control of the Manager to an Equity Board and an Operating Board of the Manager. The activities of the Manager are controlled by its Operating Board except that certain non-routine or extraordinary actions may not be effected by the Operating Board without the approval of the Manager's Equity Board. The Operating Board has in turn delegated the authority to manage day-to-day operations and policies to an Operating Committee. The Operating Board is composed of twelve members, of which seven (including the chairman) are designated by Pacific Investment Management Company, a subsidiary general partnership of the Manager. The Equity Board is composed of twelve members including the chief executive officer of the Manager, three members designated by Pacific Financial Asset Management Company, the chairman of the Operating Board, two members designated by LLC, two members designated by holders of Series B Preferred Stock of Thomson Advisory Group Inc., the former general partner of the Manager, and three independent members. Because of the ability to designate a majority of the Members of the Operating Board, Pacific Investment Management Company and the Managing Directors could be said to control the Manager, although Pacific Investment Management Company and the Managing Directors disclaim such authority.

      Set forth below are the substantial business engagements during at least the two past fiscal years of each director or officer of the Manager and of each member of the Manager's Operating and Equity Boards:


NAME AND POSITION WITH MANAGER     BUSINESS AND OTHER CONNECTIONS
------------------------------     ------------------------------

 William D. Cvengros               Trustee of the Trust; Trustee and Chairman,
     President, Chief Executive    PFMMS; Director, PIMCO Funds Distribution
     Officer, Member of Equity     Company ("PFDCO"); Director, Furon
     and Operating Boards and      Corporation.  Formerly, Trustee, PIMCO
     Operating                     Advisors Funds ("PAF"), Vice Chairman,
     Committee                     Chief Investment Officer and Director,
                                   Pacific Mutual Life Insurance Company,
                                   Director and Chairman, Pacific Financial
                                   Asset Management Company, Director, Mutual
                                   Service Corporation, Director, Pacific
                                   Equities Network, Director, PFAMCo UK
                                   Limited, Non-Executive Director, Blairlogie
                                   Capital Management Limited, Trustee and
                                   Vice President, PFAMCo Funds, Chairman and
                                   Director, Parametric Portfolio Associates,
                                   Inc., President, Chairman, Chief Executive
                                   Officer, Director and Trustee of various realty group trusts, and PMRealty Advisors, Inc., President, Chief Executive Officer and Director, NFJ Investment Group, Inc.,
                                   Vice President and Trustee, Pacific Select
                                   Fund, Director, Cadence Capital Management
                                   Corporation

 Irwin F. Smith                    Managing Director and Chief Investment
     Member of Operating and       Officer, Columbus Circle Investors ("CCI")
     Equity Boards and Operating   and Chairman, Columbus Circle Investors
     Committee                     Management, Inc.; Formerly, Chairman and
                                   Chief Executive Officer of CCI; Chairman of
                                   Thomson Advisory Group L.P. ("TAGLP") and of the Columbus Circle Investors Division of TAGLP, Director and Chairman, Thomson
                                   Advisory Group Inc. ("TAG Inc.")

 Donald K. Miller                  Chairman, Greylock Financial Inc.; Director
     Member of Equity Board        of Huffy Corporation, RPM, Inc. and
                                   Christensen Boyles Corporation; Director,
                                   President and Chief Executive Officer, TAG
                                   Inc. Formerly, Vice Chairman, TAGLP,
                                   Director and Vice Chairman of PFDCO,
                                   Trustee of the Trust and PAF

NAME AND POSITION WITH MANAGER     BUSINESS AND OTHER CONNECTIONS
------------------------------     ------------------------------

 Robert M. Fitzgerald              Chief Financial Officer, Senior Vice
     Senior Vice President -       President - Finance and Controller, PFDCO;
     Finance, Chief Financial      Senior Vice President - Finance and
     Officer and Controller        Controller, CCI and Columbus Circle
                                   Investors Management Inc.; Assistant
                                   Treasurer, Cadence Capital Management;
                                   Treasurer, Cadence Capital Management Inc.,
                                   NFJ Investment Group, NFJ Management Inc.,
                                   Parametric Portfolio Associates, Parametric
                                   Management Inc., Pacific Investment
                                   Management Company, PIMCO Management Inc.
                                   and StocksPLUS Management Inc. Formerly,
                                   Chief Financial Officer, TPM Financial,
                                   Vice President, Mechanics National Bank, and Partner, Price Waterhouse

 Donald A. Chiboucas               Managing Director, CCI; Director and
     Member of Operating Board     President, Columbus Circle Investors
                                   Management Inc. Formerly, President of CCI;
                                   Senior Executive Vice President, TAGLP,
                                   President, Columbus Circle Investors
                                   Division, TAGLP, Senior Executive Vice
                                   President, TAG Inc.

 Christopher B. Burnham            Managing Director, President and Chief
     Member of Operating Board     Executive Officer of CCI.  Formerly,
                                   Treasurer, State of Connecticut and Vice
                                   President, Corporate Finance of Advest Inc.

 Walter E. Auch, Sr.               Management Consultant; Director of Fort
     Member of Equity Board        Dearborn Fund, Shearson VIP Fund, Shearson
                                   Advisors Fund, Shearson TRAK Fund, Banyan
                                   Land Trust, Banyan Land Fund II, Banyan
                                   Mortgage Fund, Allied Healthcare Products,
                                   Inc., First Western Inc., DHR Group and
                                   Geotech Industries.  Formerly, Director,
                                   TAG Inc.

 Donald R. Kurtz                   Formerly, Vice President of International
     Member of Equity Board        Asset Management, General Motors Investment
                                   Management Corp. and Director, TAG Inc.

 Kenneth M. Poovey                 Partner, Latham & Watkins
     Executive Vice President,
     General Counsel and Board
     Secretary

 James F. McIntosh                 Executive Director, Allen Matkins, Leck,
     Member of Equity Board        Gamble & Mallory.  Formerly, Director of
                                   Pacific Investment Management Company

 David B. Breed                    Director, Managing Director and Chief
     Member of Operating Board     Executive Officer, Cadence Capital
                                   Management Inc.; Managing Director and
                                   Chief Executive Officer, Cadence Capital
                                   Management

 Walter B. Gerken                  Director, Mullin Consulting Inc.; Director,
     Chairperson and Member of     Executive Services Corp. of Southern
     Equity Board                  California.  Formerly, Director, Pacific
                                   Investment Management Company, Chairman,
                                   Director, Chairman of Executive Committee and Chief Executive officer, Pacific Mutual
                                   Life Insurance Company

NAME AND POSITION WITH MANAGER     BUSINESS AND OTHER CONNECTIONS
------------------------------     ------------------------------

 William H. Gross                  Director and Managing Director, PIMCO
     Member of Equity Board and    Management Inc.; Managing Director, Pacific
     Operating Board               Investment Management Company; Senior Vice
                                   President, PIMCO Funds; Director and Vice
                                   President, StocksPLUS Management, Inc.;
                                   Member of PIMCO Partners LLC

 John L. Hague                     Director and Managing Director, PIMCO
     Member of Operating Board     Management Inc.; Managing Director, Pacific
                                   Investment Management Company

 Brent R. Harris                   Director and Managing Director, PIMCO
     Member of Operating Board     Management Inc.; Managing Director, Pacific
                                   Investment Management Company; Director and
                                   Vice President, StocksPLUS Management,
                                   Inc.; Chairman of the Board and Trustee,
                                   PIMCO Funds and PIMCO Commercial Mortgage
                                   Securities Trust, Inc.; Member of PIMCO
                                   Partners LLC

 James F. Muzzy                    Director and Managing Director, PIMCO
     Member of Operating Board     Management Inc.; Managing Director, Pacific
                                   Investment Management Company; Vice
                                   President, PIMCO Funds; Director and Vice
                                   President, StocksPLUS Management, Inc.;
                                   Member of PIMCO Partners LLC

 William F. Podlich III            Director and Managing Director, PIMCO
     Member of Equity Board and    Management Inc.; Managing Director, Pacific
     Operating Board               Investment Management Company; Vice
                                   President, PIMCO Commercial Mortgage
                                   Securities Trust, Inc.; Member of PIMCO
                                   Partners LLC

 Glenn S. Schafer                  President and Director, Pacific Life
     Member of Equity Board        Insurance Company; Chairman and Director,
                                   Mutual Service Corporation, United Planners
                                   Group, Inc., Pacific Equities Network and
                                   Pacific Financial Holding Company

 Thomas C. Sutton                  Chairman, Chief Executive Officer and
     Member of Equity Board        Director, Pacific Life Insurance Company;
                                   Chairman, Trustee and President, Pacific
                                   Select Fund; Director, United Planners
                                   Group, Inc., Pacific Equities Network,
                                   Mutual Services Corporation and Pacific
                                   Financial Holding Company

 William S. Thompson, Jr.          Director, Managing Director and Chief
     Member of Equity Board;       Executive Officer, PIMCO Management Inc.;
     Chairman and Member of        Chief Executive Officer and Managing
     Operating Board; Member of    Director, Pacific Investment Management
     Operating Committee           Company; Director and President, StocksPLUS
                                   Management, Inc.; Vice President, PIMCO
                                   Funds and PIMCO Commercial Mortgage
                                   Securities Trust, Inc.

 Benjamin L. Trosky                Director and Managing Director, PIMCO
     Member of the Operating       Management Inc.; Managing Director, Pacific
     Board                         Investment Management Company

 Stephen J. Treadway               Director, Chairman and President, PFDCO;
     Executive Vice President      Trustee and President of the Trust; Trustee
                                   and President, PFMMS.  Formerly, Executive
                                   Vice President, Smith Barney Inc.

NAME AND POSITION WITH MANAGER     BUSINESS AND OTHER CONNECTIONS
------------------------------     ------------------------------

 James Ward                        None
     Senior Vice President,
     Director of Human Resources

 Richard M. Weil                   Assistant Secretary, CCI, Columbus Circle
     Senior Vice President, Legal  Investors Inc., Cadence Capital Management,
     Counsel                       Cadence Capital Management Inc., NFJ
                                   Management Inc., Parametric Management
                                   Inc., Pacific Investment Management
                                   Company, PIMCO Management Inc. and PFDCO;
                                   Secretary, NFJ Investment Group, Parametric
                                   Portfolio Associates, and StocksPLUS
                                   Management, Inc.


      The principal business address of the Manager is 800 Newport Center
Drive, Suite 100, Newport Beach, CA 92660. The address of PFDCO is 2187 Atlantic Street, Stamford, CT 06902. The address of CCI and Columbus Circle Investors Management Inc. is One Station Place, Stamford, CT 06902. The address of Cadence Capital Management and Cadence Capital Management Inc. is Exchange Place, 53 State Street, Boston, MA 02109. The address of NFJ Investment Group and NFJ Management Inc. is 2121 San Jacinto, Suite 1840, Dallas, TX 75201. The address of Parametric Portfolio Associates and Parametric Management Inc. is 7310 Columbia Center, 701 Fifth Avenue, Seattle, WA 98104. The address of Pacific Financial Holding Company, Pacific Equities Network, Pacific Mutual Life Insurance Company and Pacific Select Fund is 700 Newport Center Drive, Newport Beach, CA 92660. The address of PIMCO Funds, PFMMS, Pacific Investment Management Company, PIMCO Management Inc., PIMCO Commercial Mortgage Securities Trust, Inc. and StocksPLUS Management, Inc. is 840 Newport Center Drive, Newport Beach, CA 92660. The address of Mutual Service Corporation is 7108 Fairway Drive, Palm Beach Gardens, FL 33418. The address of United Planners Group, Inc. is 7333 East Double Tree Ranch Road, Scottsdale, AZ 85258.

      (b) CCI is a general partnership formed on September 9, 1994 which is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager and Columbus Circle Investors Management Inc. ("CCI Inc.") , a wholly-owned subsidiary of the Manager, are the general partners of CCI. CCI consists of the personnel of the former Columbus Circle Investors Division of TAGLP and the investment personnel of the former Mutual Funds Division of TAGLP. CCI acts as sub-adviser to other mutual funds and also advises and manages individual accounts, profit sharing and pension funds and institutional accounts.

      Set forth below are the substantial business engagements during at least the two past fiscal years of each director or officer of CCI:

NAME AND POSITION WITH CCI        BUSINESS AND OTHER CONNECTIONS
--------------------------        ------------------------------

Christopher B. Burnham            Treasurer, State of Connecticut
    Managing Director,
    President and Chief
    Executive Officer

Irwin F. Smith                    Member of Equity and Operating Boards and
    Managing Director             Operating Committee, PIMCO Advisors L.P.;
                                  Director and Chairman, CCI Inc.  Formerly,
                                  Chairman and CEO of CCI

Donald A. Chiboucas               Member of Operating Board, PIMCO Advisors
    Managing Director             L.P.; Director and President, CCI Inc.
                                  Formerly, President of CCI.

NAME AND POSITION WITH CCI        BUSINESS AND OTHER CONNECTIONS
--------------------------        ------------------------------

Louis P. Celentano                Director and Vice President, CCI Inc.,
    Managing Director             Chairman, Columbus Circle Trust Company
                                  (CCTC)

Robert W. Fehrman                 Director, CCI Inc.
    Managing Director

Marc Felman                       None
    Managing Director

Mark Fishman                      None
    Senior Vice President

Clifford G. Fox                   Director, CCI Inc.
    Managing Director

Amy M. Hogan                      Director, CCI Inc.
    Managing Director

Anthony Rizza                     Director, CCI Inc.
    Managing Director

C. Paul  Tyborowski               Director, CCI Inc., President, CCTC
    Managing Director

Winthrop S. Headley               None
    Senior Vice President

Michele Montano                   None
    Senior Vice President

Jacob Navon                       None
    Senior Vice President

Harold R. Snedcof                 None
    Vice President

Sharon S. Weslow                  None
    Vice President

Cecelia Pastore                   None
    Vice President

Paul A. Pantalena                 None
    Vice President

Paul Meeks                        None
    Vice President

Anne Maloney                      None
    Vice President

Nathaniel J. Belknap              None
    Vice President

Taegan D. Goddard                 Assistant State Treasurer, State of
    Senior Vice President         Connecticut

NAME AND POSITION WITH CCI        BUSINESS AND OTHER CONNECTIONS
--------------------------        ------------------------------

Vinh T. Nguyen                    Vice President, Controller, PIMCO Advisors
    Vice President, Controller    L.P.

Andrew Jacobson                   None
    Vice President - Portfolio
    Manager

Karen Kruger                      None
    Vice President - Portfolio
    Manager

Robert M. Fitzgerald              Senior Vice President - Finance, Chief
    Chief Financial Officer,      Financial Officer and Controller, PIMCO
    Treasurer                     Advisors L.P.; Chief Financial Officer,
                                  Senior Vice President - Finance and
                                  Controller, PFDCO; Senior Vice President-
                                  Finance and Controller, CCI and Columbus
                                  Circle Investors Management Inc.; Assistant
                                  Treasurer, Cadence Capital Management;
                                  Treasurer, Cadence Capital Management Inc.,
                                  NFJ Investment Group, NFJ Management Inc.,
                                  Parametric Portfolio Associates, Parametric
                                  Management Inc., Pacific Investment
                                  Management Company, PIMCO Management Inc. and
                                  StocksPLUS Management Inc. Formerly, Chief
                                  Financial Officer, TPM Financial, Vice
                                  President, Mechanics National Bank, and
                                  Partner, Price Waterhouse

Newton B. Schott, Jr.             Vice President and Clerk of the Trust; Vice
    Chief Legal Officer,          President and Secretary of PFMMS; Director,
    Secretary                     Executive Vice President, Chief
                                  Administrative Officer and Secretary of
                                  PFDCO. Formerly, Senior Vice President -
                                  Legal and Secretary of PIMCO Advisors L.P.;
                                  and Vice President and Clerk of PAF

Richard M. Weil                   Assistant Secretary, CCI Inc., Cadence
    Assistant Secretary           Capital Management Inc., NFJ Management Inc.,
                                  Parametric Management Inc., PIMCO Management
                                  Inc. and PFDCO; Secretary, NFJ Investment
                                  Group, Parametric Portfolio Associates and
                                  StocksPLUS Management, Inc.; Senior Vice
                                  President, Legal Counsel, PIMCO Advisors L.P.

    The address of CCI and CCI Inc. is One Station Place, Stamford, CT 06902.

ITEM 29.  PRINCIPAL UNDERWRITERS.

      (a) PFDCO, the Registrant's principal underwriter, also serves as underwriter for PIMCO Funds and PFMMS. PFDCO is a wholly-owned subsidiary of PIMCO Advisors L.P.

      (b) Information with respect to directors and officers of PFDCO is as follows:

NAMES AND PRINCIPAL       POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
BUSINESS ADDRESSES        PRINCIPAL UNDERWRITER         WITH REGISTRANT
-------------------       --------------------------    -----------------------


William D. Cvengros       Director                      Trustee

Stephen H. Treadway       Director, Chairman and        Trustee and President
                          President

Newton B. Schott, Jr.     Director, Executive Vice      Vice President; Clerk
                          President, Chief
                          Administrative Officer and
                          Secretary

Jeffrey L. Booth          Vice President                None

Deborah P. Brennan        Vice President                None

James D. Bosch            Regional Vice President       None

Timothy R. Claric         Senior Vice President         None

Jonathan R. Fessel        Vice President                None

Robert M. Fitzgerald      Chief Financial Officer       None
                          and Treasurer

Michael J. Gallagher      Vice President                None

David S. Goldsmith        Vice President                None

Ronald H. Gray            Vice President                None

John B. Hussey            Vice President                None

Edward W. Janeczek        Senior Vice President         None

Stephen R. Jobe           Vice President                None

Johnathan C. Jones        Vice President                None

William E. Lynch          Senior Vice President         None

Jacqueline A. McCarthy    Vice President                None

Andrew J. Meyers          Executive Vice President      None

Fiora Moyer               Regional Vice President       None

Vinh T. Nguyen            Vice President and            None
                          Controller

Philip J. Neugebauer      Vice President                None

Joffrey H. Pearlman       Regional Vice President       None

Glynne Pisapia            Regional Vice President       None

Matthew M. Russell        Vice President                None

NAMES AND PRINCIPAL       POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
BUSINESS ADDRESSES        PRINCIPAL UNDERWRITER         WITH REGISTRANT
-------------------       --------------------------    -----------------------

Robert M. Smith           Vice President                None

Ellen Z. Spear            Vice President                None

David P. Stone            Regional Vice President       None

Daniel W. Sullivan        Vice President                None

William H. Thomas, Jr.    Regional Vice President       None

Paul H. Troyer            Senior Vice President         None

Brian F. Trumbore         Executive Vice President      None

Richard M. Weil           Assistant Secretary           None

Glenn A. Zimmerman        Vice President                None

      The principal business address of each such individual is 2187 Atlantic Street, Stamford, CT 06902, except for Messrs. Cvengros, Fitzgerald, Nguyen and Weil for whom it is 800 Newport Center Drive, Suite 100, Newport Beach,
CA 92660.

      (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

      Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's Clerk, Newton B. Schott, Jr.; Registrant's Manager, PIMCO Advisors L.P., and Sub-Adviser, CCI; Registrant's Custodian, The Bank of New York; and Registrant's Transfer Agent and Shareholder Servicing Agent, Shareholder Services, Inc. The address of PIMCO Advisors L.P. is 800 Newport Center Drive, Suite 100, Newport Beach, CA 92660; the address of the Clerk is 2187 Atlantic Street, Stamford, CT 06902; the address of CCI is One Station Place, Stamford, CT 06902; the address of the Custodian is 110 Washington Street, New York, NY 10286; and the address of the Transfer Agent and Shareholder Servicing Agent is 3410 South Galena Street, Denver, CO 80231.

ITEM 31.  MANAGEMENT SERVICES.

      None.

ITEM 32.  UNDERTAKINGS.

      The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment to the Registration Statement relating to the Liquid Assets Fund.

                                        NOTICE

      A copy of the Agreement and Declaration of Trust of Cash Accumulation Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant in his capacity as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders of the Trust individually but are binding only upon the assets and property of the Registrant.

                                      SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Stamford, and the State of Connecticut on the 7th day of November, 1997.

                                        CASH ACCUMULATION TRUST

                                        By: /s/ Stephen J. Treadway
                                            ------------------------------------
                                             Stephen J. Treadway,
                                             President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                                TITLE                 DATE
        ---------                                -----                 ----

 /s/ Stephen J. Treadway               Trustee and President
-----------------------------------    (principal executive officer)
Stephen J. Treadway



 /s/ E. Philip Cannon         *        Trustee
-----------------------------------
E. Philip Cannon

 /s/ Donald P. Carter         *        Trustee
-----------------------------------
Donald P. Carter

 /s/ Gary A. Childress        *        Trustee
-----------------------------------
Gary A. Childress

 /s/ William D. Cvengros      *        Trustee
-----------------------------------
William D. Cvengros

 /s/ John P. Hardaway         *        Treasurer (principal
-----------------------------------    financial and principal
John P. Hardaway                       accounting officer)

 /s/ Gary L. Light            *        Trustee
-----------------------------------
Gary L. Light

 /s/ Richard L. Nelson        *        Trustee
-----------------------------------
Richard L. Nelson

 /s/ Lyman W. Porter          *        Trustee
-----------------------------------
Lyman W. Porter

 /s/ Robert A. Prindiville    *        Trustee
-----------------------------------
Robert A. Prindiville

 /s/ Alan Richards            *        Trustee
-----------------------------------
Alan Richards

 /s/ Joel Segall              *        Trustee
-----------------------------------
Joel Segall

 /s/ W. Bryant Stooks         *        Trustee
-----------------------------------
W. Bryant Stooks

 /s/ Gerald M. Thorne         *        Trustee
-----------------------------------
Gerald M. Thorne


                                       *By: /s/ Stephen J. Treadway
                                            -----------------------------------
                                                Stephen J. Treadway
                                                Attorney-In-Fact
                                        Date: November 7, 1997

                                    EXHIBIT INDEX

      2.     (a)    By-Laws of the Trust.
             (b)    Amendment to By-Laws of the Trust dated July 25, 1990.
             (c)    Amendment to By-Laws of the Trust dated May 24, 1991.
             (d)    Amendment to By-Laws of the Trust dated October 22, 1997.
      15. Amended Distribution Plan of the Trust, as revised through October 22, 1997.
      19. Powers of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, Gary L. Light, Robert A. Prindiville, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter, Alan Richards and John P. Hardaway.